                                                       Registration No. 33-54662

    As filed with the Securities and Exchange Commission on February 26, 2003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ---------------

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 16

                                ---------------

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                              --------------------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                (Name and complete address of agent for service)

                              --------------------

                                    COPY TO:
                             Richard W. Grant, Esq.
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993

                              --------------------

It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
     [ ]  On May 1, 2003, pursuant to paragraph (b) of Rule 485.
     [ ] 60 days after filing pursuant to paragraph (a) of Rule 485. |X| On May 1, 2003 pursuant to paragraph (a) of Rule 485.

================================================================================

                              CROSS REFERENCE SHEET

                                                                                          LOCATION IN STATEMENT OF
          FORM N-6 ITEM NUMBER                      LOCATION IN PROSPECTUS                 ADDITIONAL INFORMATION
          --------------------                      ----------------------                 ----------------------
1.       Front and Back Cover Pages        Front and Back Cover Pages

2.       Risk/Benefit Summary:             Summary of the Benefits and Risks of
         Benefits and Risks                the Policy

3.       Risk/Benefit Summary: Fee Table   Fee Tables

4.       General Description of            Front Cover Page, the Penn Mutual Life
         Registrant, Depositor and         Insurance Company, Penn Mutual Variable
         Portfolio Companies               Life Account I.

5.       Charges                           What are the Fees and Charges Under the
                                           Policy? Are There Other Charges that
                                           Penn Mutual Could Deduct in the Future?
                                           What Are the Supplemental Benefit
                                           Riders I Can Buy?

6.       General Description of            What is the Policy? Who Owns the
         Contracts                         Policy? How Do I Communicate with Penn
                                           Mutual? What is the Timing of
                                           Transactions Under the Policy?  How
                                           Does Penn Mutual Communicate With Me?

7.       Premiums                          How Will the Value of the Policy Change
                                           Over Time? What Payments Must I Make
                                           Under the Policy?

8.       Death Benefits and Contract       How Much Life Insurance Does the Policy
         Values                            Provide? How Will the Value of the
                                           Policy Change Over Time? Can I Change
                                           Insurance Coverage Under the Policy?
                                           How Can I Change the Policy's
                                           Investment Allocations? What Are the
                                           Supplemental Benefit Riders I Can Buy?

9.       Surrenders, Partial Surrenders    How Can I Withdraw Money From the
         and Partial Withdrawals           Policy? What Are the Fees and Charges
                                           Under the Policy?

10.      Loans                             What is Policy Loan?

11.      Lapse and Reinstatement           What Payments Must I Make Under the
                                           Policy?

                                       i

                                                                                          LOCATION IN STATEMENT OF
          FORM N-6 ITEM NUMBER                      LOCATION IN PROSPECTUS                 ADDITIONAL INFORMATION
          --------------------                      ----------------------                 ----------------------
12.      Taxes                             How is the Policy Treated for Federal
                                           Income Tax Purposes?

13.      Legal Proceedings                 Not Applicable

14.      Financial Statements              Financial Statements                      Financial Statements

15.      Cover Page and Table of Contents                                            Cover Page and Table of Contents

16.      General Information and           The Penn Mutual Life Insurance Company.   Not Applicable
         History                           Penn Mutual Variable Life Account I.

17.      Services                                                                    Not Applicable

18.      Premiums                                                                    Not Applicable

19.      Additional Information About                                                Not Applicable
         Operation of Contracts and
         Registrant

20.      Underwriters                                                                Sale of Policies

21.      Additional Information About
         Charges

22.      Lapse and Reinstatement                                                     Not Applicable

23.      Loans                                                                       Not Applicable

24.      Financial Statements                                                        Financial Statements

25.      Performance Data                                                            Performance Data

26.      Illustrations                                                               Not Applicable

                                       ii

                                     PART A

                     INFORMATION REQUIRED IN THE PROSPECTUS

                                   PROSPECTUS

                                       FOR

                               CORNERSTONE VUL II

     a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

         o Pages 5 to 12 provide tables showing fees and charges under the Policy.

         o Pages 13 to 33 provide additional information about the Policy, in question and answer format.

         o Pages 33 to 35 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.

         o Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

         The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

         PREMIUM FLEXIBILITY: Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

         FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         THREE YEAR NO-LAPSE FEATURE: Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

         FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%.

         TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

         LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

         SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may partially surrender your Policy for the net cash surrender value.

         TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.

         RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

         SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle.

         INVESTMENT PERFORMANCE - The value of your policy, which is allocated (or transferred) to underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your policy. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

         LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect. The net surrender value could become insufficient if the investment performance of the underlying investment funds you selected is unfavorable. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.

         ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

         TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

         The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the POLICY.(1) The first table describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

-------------------------------------------------------------------------------------------------------------------
                                                 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
                CHARGE                        WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Sales Charge (load)             When a premium is paid                4.0% of all premiums paid in excess
                                                                              of the maximum surrender charge
                                                                              premium in the first policy year
                                                                              and for all premiums paid in policy
                                                                              years two and later(2)
--------------------------------------- ------------------------------------- -------------------------------------
Premium and Federal (DAC) Taxes         When a premium is paid                2.5% of all premiums paid in excess
                                                                              of the maximum surrender charge
                                                                              premium
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Deferred Sales Charge           If the Policy is surrendered within   25% of the lesser of (i) premiums
(load)                                  the first 11 policy years, the        paid and (ii) the "maximum
                                        charge is deducted when the           surrender charge premium.(3)
                                        Policy is surrendered
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Other Surrender Charges         If the Policy is surrendered within   A dollar amount, ranging from $1
                                        the first 11 policy years, or         per $1,000 of initial specified
                                        within 11 years of any increase in    amount of insurance or  increase in
                                        the amount of insurance specified     specified amount of insurance, for
                                        in your Policy, the charge is         insured age 9 or younger at the
                                        deducted when the Policy is           date of issue or increase, to $7
                                        surrendered.                          per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 60 or older at the date
                                                                              of issue or increase.(4)
--------------------------------------- ------------------------------------- -------------------------------------
                                        When you partially surrender your     Lesser of $25 or 2% of the amount
                                        Policy.                               surrendered.
--------------------------------------- ------------------------------------- -------------------------------------

-------------------
(1) SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

(2) THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% OF ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE PREMIUM IN THE FIRST POLICY YEAR AND FOR ALL PREMIUMS PAID IN POLICY YEARS TWO AND LATER.

(3) THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED, INCLUDING THE PREMIUMS PLANNED (BUT NOT NECESSARILY REQUIRED) TO BE PAID UNDER THE POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

(4) COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

         No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

         The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

------------------------------------------------------------------------------------------------------------------
                                        PERIODIC CHARGES UNDER THE POLICY
                         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
              POLICY CHARGES                     WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                    DEDUCTED
-------------------------------------------- ----------------------- ---------------------------------------------
COST OF INSURANCE CHARGES(1):
-------------------------------------------- ----------------------- ---------------------------------------------
    Current Charges                          Monthly                 Minimum of $_____ to maximum of $_____, per
                                                                     $1,000 net amount of risk.(2)

    Guaranteed Maximum Charges               Monthly                 Minimum of $_____ to maximum of $_____, per
                                                                     $1,000 net amount of risk.
-------------------------------------------- ----------------------- ---------------------------------------------
    Charge for a representative              Monthly                 $____ of net amount of insurance risk we
    non-tobacco male insured,                                        assume under the Policy.
    age ___.
-------------------------------------------- ----------------------- ---------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE:
-------------------------------------------- ----------------------- ---------------------------------------------
    Mortality and Expense Risk Charge        Daily                   0.90% from the Policy value that is
                                                                     allocated to the funds.(3)
-------------------------------------------- ----------------------- ---------------------------------------------
ADMINISTRATIVE FEES:                         Monthly                 $9.00(4)

                                                                     For the first 12 months following the Policy
                                                                     date, $0.10 per $1,000 of initial specified
                                                                     amount of insurance. A similar charge
                                                                     applies to an increase in the specified
                                                                     amount of insurance for the first 12 months
                                                                     following the increase.
-------------------------------------------- ----------------------- ---------------------------------------------

-------------------
(1) THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF YOUR POLICY WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

(2) CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

(3) AFTER THE FIFTEENTH (15) POLICY YEAR, THE CHARGE IS REDUCED TO 0.60%. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

(4)  THE CHARGE IS CURRENTLY $9.00.

         The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy that may be purchased. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------- --------------------- ----------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-------------------------------------------- --------------------- ----------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of accidental death benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of
                                                                   $_____, per $1,000 of accidental death
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of accidental death
    non-tobacco male insured, age ___.                             benefit.
-------------------------------------------- --------------------- ----------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------- --------------------- ----------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-------------------------------------------- --------------------- ----------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of additional insured
    non-tobacco male insured, age ___.                             term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
3.  CHILDREN'S TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance
                                                                   benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of children's term
    non-tobacco male insured, age ___.                             insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
4.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement.(2)
-------------------------------------------- --------------------- ----------------------------------------------
    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement
-------------------------------------------- --------------------- ----------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------- --------------------- ----------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver
    non-tobacco male insured, age ___.                             agreement.
-------------------------------------------- --------------------- ----------------------------------------------
5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver
    non-tobacco male insured, age ___.                             agreement.
-------------------------------------------- --------------------- ----------------------------------------------
DISABILITY MONTHLY PREMIUM DEPOSIT PART OF
AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(2)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               ____% of the stipulated premium in the
    non-tobacco male insured, age ___.                             Policy.
-------------------------------------------- --------------------- ----------------------------------------------
6.  GUARANTEED CONTINUATION OF POLICY:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE                            Monthly               $0.01 per $1,000 of specified amount of
                                                                   insurance.
-------------------------------------------- --------------------- ----------------------------------------------
7.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.
-------------------------------------------- --------------------- ----------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-------------------------------------------- --------------------- ----------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of guaranteed option
    non-tobacco male insured, age ___.                             amount.
-------------------------------------------- --------------------- ----------------------------------------------
8.  FLEXIBLE PERIOD - SUPPLEMENTAL
    TERM INSURANCE AGREEMENT(3):
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.(2)

                                                                   Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
    Guaranteed Maximum Charges               Monthly               the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____, per $1,000 of net amount of risk
    non-tobacco male insured, age ___.                             attributable to the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
9.  SUPPLEMENTAL TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____, per $1,000 of net amount of risk
    non-tobacco male insured, age ___.                             attributable to the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
10. SUPPLEMENTAL EXCHANGE AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge

    Guaranteed Maximum Charges               Monthly               No Charge
-------------------------------------------- --------------------- ----------------------------------------------

-------------------
(1) THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.

(2) CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

         The next table shows the minimum and maximum total operating expenses charged by the fund companies that you may pay periodically, during the time that you won your Policy. More detail concerning the fees and expenses of each fund (or portfolio) is contained in the accompanying prospectus for each fund company.

--------------------------------------------------------------------------------
                MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES
         (TOTAL EXPENSES THAT ARE DEDUCTED FROM FUNDS OF FUND COMPANIES,
                  INCLUDING MANAGEMENT FEES AND OTHER EXPENSES)
--------------------------------------------------------------------------------
                MINIMUM:                                 MAXIMUM:

                 _____%                                   _____%
--------------------------------------- ----------------------------------------

[NOTE: THE EXPENSE DEDUCTED FROM A COMPANY'S ASSETS ARE THE AMOUNTS SHOWN AS EXPENSES IN THE STATEMENT OF OPERATIONS (INCLUDING INCREASES RESULTING FROM COMPLYING WITH PARAGRAPH 2(G) OF RULE 6-07 OF REGULATION S-X [17 CFR 210.6-07]).]

[NOTE: WE MAY REFLECT MINIMUM AND MAXIMUM ACTUAL OPERATING EXPENSES THAT INCLUDE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENTS IN A FOOTNOTE TO THE TABLE. IF WE PROVIDE THIS DISCLOSURE, WE MUST ALSO DISCLOSE THE PERIOD FOR WHICH THE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENT IS EXPECTED TO CONTINUE, OR WHETHER IT CAN BE TERMINATED AT ANY TIME AT THE OPTION OF A FUND COMPANY.]

                              QUESTIONS AND ANSWERS

         This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

QUESTION                                                                                                      PAGE
--------                                                                                                      ----
What Is the Policy?.............................................................................................14

Who Owns the Policy?............................................................................................14

What Payments Must I Make Under the Policy?.....................................................................15

How Are Amounts Credited to the Separate Account?...............................................................17

How Much Life Insurance Does the Policy Provide?................................................................17

Can I Change Insurance Coverage Under the Policy?...............................................................18

What Is the Value of My Policy?.................................................................................19

How Can I Change the Policy's Investment Allocations?...........................................................19

What Are the Fees and Charges Under the Policy?.................................................................21

What Are the Supplemental Benefit Riders That I Can Buy?........................................................24

What Is a Policy Loan?..........................................................................................26

How Can I Withdraw Money from the Policy?.......................................................................27

Can I Choose Different Payout Options Under the Policy?.........................................................28

How Is the Policy Treated Under Federal Income Tax Law?.........................................................28

Are There Other Charges That Penn Mutual Could Deduct in the Future?............................................31

How Do I Communicate With Penn Mutual?..........................................................................31

What Is the Timing of Transactions Under the Policy?............................................................32

How Does Penn Mutual Communicate With Me?.......................................................................33

Do I Have the Right to Cancel the Policy?.......................................................................33

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us

         o Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

         o        Borrow money

         o        Change the beneficiary

         o        Change the amount of insurance protection

         o        Change the death benefit option you have selected

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

         The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix B at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

         (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

         (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

         If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

         When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

         For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

         The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

         (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period;

         and

         (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

         In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 95. A table showing the "applicable percentages" for attained ages 0 to 95 is included as Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your policy so we can amend it to reflect the increase;

         o        any increase in the specified amount must be at least $10,000;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

         See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

         Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o        minus policy charges we deduct, and

         o        minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain conditions;

         o        transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

o Premium Charge - 6.5% (currently reduced to 4.75% for all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy years two and later) is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has three parts: (1) a flat dollar charge of up to $9.00 (Currently, the flat dollar charge is $9 in the first policy year and $5 thereafter - we will notify you in advance if we change our current rates); (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance); and (3) for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Daily Mortality and Expense Risk Charge - Daily Mortality and Expense Risk Charge - A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Our current charge is 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration

o Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

      SURRENDER DURING POLICY YEAR                   SURRENDER FACTOR
--------------------------------------------------------------------------------
            1st through 7th                                1.00
--------------------------------------------------------------------------------
                  8th                                      0.80
--------------------------------------------------------------------------------
                  9th                                      0.60
--------------------------------------------------------------------------------
                  10th                                     0.40
--------------------------------------------------------------------------------
                  11th                                     0.20
--------------------------------------------------------------------------------
             12th and later                                0.00
--------------------------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

         This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

ACCIDENTAL DEATH BENEFIT

         This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

CHILDREN'S TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

         Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

         This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

         This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

         This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

         This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

FLEXIBLE PERIOD - SUPPLEMENTAL TERM INSURANCE AGREEMENT

         This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy. The term insurance may be converted to a life or endowment policy without evidence of insurability.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of

$0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured..

The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

         This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

         The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

         The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange and the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

         Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 5% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Accounts. The special loan account will earn interest at 4% (or more at our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

         You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o no more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elect the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

         Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

         Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

         Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless,

Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

         Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

         Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

OTHER TAX CONSIDERATIONS

         The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

         The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $25,000, and full and partial surrenders;

         o        change of death benefit option;

         o        changes in specified amount of insurance;

         o        change of beneficiary;

         o        election of payment option for Policy proceeds; and

         o        tax withholding elections.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

         We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

         You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

         Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A
--------------------------------------------------------------------------------


SAMPLE MINIMUM INITIAL PREMIUMS

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the Insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.
------------------------------------------------------------------------------

                            SEX OF                           MINIMUM INITIAL
  ISSUE AGE OF INSURED      INSURED     BASIC DEATH BENEFIT      PREMIUM
------------------------------------------------------------------------------
           25                  M             $ 50,000            $289.00
------------------------------------------------------------------------------
           30                  F             $ 75,000            $459.00
------------------------------------------------------------------------------
           35                  M             $ 75,000            $651.00
------------------------------------------------------------------------------
           40                  F             $100,000            $931.00
------------------------------------------------------------------------------
           45                  M             $100,000           $1,368.00
------------------------------------------------------------------------------
           50                  F             $100,000           $1,456.00
------------------------------------------------------------------------------
           55                  M             $100,000           $2,257.00
------------------------------------------------------------------------------
           60                  F             $ 75,000           $1,787.00
------------------------------------------------------------------------------
           65                  M             $ 75,000           $2,950.00
------------------------------------------------------------------------------
           70                  F             $ 50,000           $2,117.00
------------------------------------------------------------------------------

APPENDIX B
--------------------------------------------------------------------------------


APPLICABLE PERCENTAGES

---------------------------- ------------------------- -------------------------- -------------------------
       ATTAINED AGE                 PERCENTAGE               ATTAINED AGE                PERCENTAGE
            0-40                        250                        61                        128
---------------------------- ------------------------- -------------------------- -------------------------
             41                         243                        62                        126
---------------------------- ------------------------- -------------------------- -------------------------
             42                         236                        63                        124
---------------------------- ------------------------- -------------------------- -------------------------
             43                         229                        64                        122
---------------------------- ------------------------- -------------------------- -------------------------
             44                         222                        65                        120
---------------------------- ------------------------- -------------------------- -------------------------
             45                         215                        66                        119
---------------------------- ------------------------- -------------------------- -------------------------
             46                         209                        67                        118
---------------------------- ------------------------- -------------------------- -------------------------
             47                         203                        68                        117
---------------------------- ------------------------- -------------------------- -------------------------
             48                         197                        69                        116
---------------------------- ------------------------- -------------------------- -------------------------
             49                         191                        70                        115
---------------------------- ------------------------- -------------------------- -------------------------
             50                         185                        71                        113
---------------------------- ------------------------- -------------------------- -------------------------
             51                         178                        72                        111
---------------------------- ------------------------- -------------------------- -------------------------
             52                         171                        73                        109
---------------------------- ------------------------- -------------------------- -------------------------
             53                         164                        74                        107
---------------------------- ------------------------- -------------------------- -------------------------
             54                         157                       75-90                      105
---------------------------- ------------------------- -------------------------- -------------------------
             55                         150                        91                        104
---------------------------- ------------------------- -------------------------- -------------------------
             56                         146                        92                        103
---------------------------- ------------------------- -------------------------- -------------------------
             57                         142                        93                        102
---------------------------- ------------------------- -------------------------- -------------------------
             58                         138                        94                        101
---------------------------- ------------------------- -------------------------- -------------------------
             59                         134                        95                        100
---------------------------- ------------------------- -------------------------- -------------------------
             60                         130
---------------------------- ------------------------- -------------------------- -------------------------

                                [BACK COVER PAGE]




                       STATEMENT OF ADDITIONAL INFORMATION

         A free copy of a statement of additional information, dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

         In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

         Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Mutual Variable Life Account I's Investment Company Act registration number is 33-54662.

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL III
                   a flexible premium adjustable variable life
                   insurance policy issued by THE PENN MUTUAL
                             LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

         o Pages 5 to 14 provide tables showing fees and charges under the Policy.

         o Pages 15 to 36 provide additional information about the Policy, in question and answer format.

         o Pages 36 to 38 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.

         o Appendices A and B, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

         The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

         PREMIUM FLEXIBILITY - Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

         FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         THREE YEAR NO-LAPSE FEATURE - Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

         FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

         TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

         LOANS - You may take a loan on your Policy. You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

         SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may partially surrender your Policy for the net cash surrender value.

         TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.

         RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

         SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle.

         INVESTMENT PERFORMANCE - The value of your policy, which is allocated (or transferred) to underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your policy. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

         LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect. The net surrender value could become insufficient if the investment performance of the underlying investment funds you selected is unfavorable. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.

         ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

         TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

         The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The first table describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

-------------------------------------------------------------------------------------------------------------------
                                TRANSACTION FEES
--------------------------------------- ------------------------------------- -------------------------------------
                CHARGE                        WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Sales Charge (load)             When a premium is paid                4.0% of premium payments(2)
--------------------------------------- ------------------------------------- -------------------------------------
Premium and Federal (DAC) Taxes         When a premium is paid                3.5% of premium payments
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Deferred Sales Charge           If the Policy is surrendered within   25% of the lesser of (i) premiums
(load)                                  the first 11 policy years, the        paid and (ii) the "maximum
                                        charge is deducted when the Policy    surrender charge premium."(3)
                                        is surrendered.
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Other Surrender Charges         If the Policy is surrendered within   A dollar amount, ranging from $1
                                        the first 11 policy years, or         per $1,000 of initial specified
                                        within 11 years of any increase in    amount of insurance or increase in
                                        the amount of insurance specified     specified amount of insurance, for
                                        in your Policy, the charge is         insured age 9 or younger at the
                                        deducted when the Policy is           date of issue or increase, to $7
                                        surrendered.                          per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 60 or older at the
                                                                              date of issue or increase.(4)

                                        ------------------------------------- -------------------------------------
                                        When you partially surrender your     Lesser of $25 or 2% of the amount
                                        Policy.                               surrendered.
-------------------------------------------------------------------------------------------------------------------

---------
1. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

2. THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 2.25% FOR ALL PREMIUMS PAID IN EXCESS OF THE MAXIMUM SURRENDER CHARGE.

3. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED, INCLUDING THE PREMIUMS PLANNED (BUT NOT NECESSARILY REQUIRED) TO BE PAID UNDER THE POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

4. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

         No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

         The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

------------------------------------------------------------------------------------------------------------------
                                        PERIODIC CHARGES UNDER THE POLICY
                         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
              POLICY CHARGES                    WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                    DEDUCTED
-------------------------------------------- --------------------- -----------------------------------------------
COST OF INSURANCE CHARGES(1):
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 net amount of risk.(2)

                                                                   Minimum of $_____ to maximum of $_____, per
    Guaranteed Maximum Charges               Monthly               $1,000 net amount of risk.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $____ of net amount of insurance risk we
    non-tobacco male insured,                                      assume under the Policy.
    age ___.
-------------------------------------------- --------------------- -----------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE:
-------------------------------------------- --------------------- -----------------------------------------------
    Mortality and Expense Risk Charge        Daily                 0.90% from the Policy value that is allocated
                                                                   to the funds.(3)
-------------------------------------------- --------------------- -----------------------------------------------
ADMINISTRATIVE FEES:                         Monthly               $9.00(4)

                                                                   For the first 12 months following the Policy
                                                                   date, $0.10 per $1,000 of initial specified
                                                                   amount of insurance. A similar charge applies
                                                                   to an increase in the specified amount of
                                                                   insurance for the first 12 months following
                                                                   the increase.
------------------------------------------------------------------------------------------------------------------

--------------
1. THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF YOUR POLICY WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

2. CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

3. THE CHARGE IS CURRENTLY REDUCED TO 0.45%. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY - DAILY MORTALITY AND EXPENSE RISK CHARGE IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

4.  THE CHARGE IS CURRENTLY REDUCED TO $8.00.

         The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy that may be purchased. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of accidental death benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of accidental death benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of accidental death
    non-tobacco male insured, age ___.                             benefit.
-----------------------------------------------------------------------------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.(2)
    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of additional insured term
    non-tobacco male insured, age ___.                             insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-----------------------------------------------------------------------------------------------------------------
3.  BUSINESS ACCOUNTING BENEFIT(3):
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First eleven years of the Policy         Monthly               $0.03 per $1,000 of original specified
                                                                   amount of insurance.
-------------------------------------------- --------------------- ----------------------------------------------
    First eleven years after an increase     Monthly               $0.03 per $1,000 of increase in specified
    in the specified amount of insurance                           amount of insurance.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
4.  CHILDREN'S TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of children's term
    non-tobacco male insured, age ___.                             insurance benefit.
-----------------------------------------------------------------------------------------------------------------
5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver
    non-tobacco male insured, age ___.                             agreement.
-----------------------------------------------------------------------------------------------------------------
6.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver part of the agreement.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver part of the agreement
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver part
    non-tobacco male insured, age ___.                             of the agreement.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
DISABILITY MONTHLY PREMIUM DEPOSIT PART OF
AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               ____% of the stipulated premium in the
    non-tobacco male insured, age ___.                             Policy.
-----------------------------------------------------------------------------------------------------------------
7.  GUARANTEED CONTINUATION OF POLICY:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE                            Monthly               $0.01 per $1,000 of specified amount of
                                                                   insurance.
-----------------------------------------------------------------------------------------------------------------
8.  GUARANTEED OPTION TO EXTEND
    MATURITY DATE:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge
    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the guaranteed option agreement.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of guaranteed option
    non-tobacco male insured, age ___.                             agreement.
-----------------------------------------------------------------------------------------------------------------
9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of guaranteed option
    non-tobacco male insured, age ___.                             amount.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of term insurance.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of term insurance.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of term insurance.
    non-tobacco male insured, age ___.
-----------------------------------------------------------------------------------------------------------------
11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(4):
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____, per $1,000 of net amount of risk
    non-tobacco male insured, age ___.                             attributable to the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-----------------------------------------------------------------------------------------------------------------
12. SUPPLEMENTAL EXCHANGE AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge
    Guaranteed Maximum Charges               Monthly               No charge
-------------------------------------------- --------------------- ----------------------------------------------

----------
1. THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.

2. CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

3. THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

4. FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.


         The next table shows the minimum and maximum total operating expenses of funds whose shares may be held subaccounts of the Separate Account under the Policy. More detail concerning the fees and expenses of each fund is contained in the accompanying prospectus for each fund.

--------------------------------------------------------------------------------
                MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES
              (TOTAL EXPENSES THAT ARE DEDUCTED FROM FUNDS OF FUND
                                   COMPANIES,
                  INCLUDING MANAGEMENT FEES AND OTHER EXPENSES)
--------------------------------------------------------------------------------
               MINIMUM:                |                 MAXIMUM:
                                       |
                _____%                 |                 _____%
--------------------------------------------------------------------------------

[NOTE: THE EXPENSE DEDUCTED FROM A COMPANY'S ASSETS ARE THE AMOUNTS SHOWN AS EXPENSES IN THE STATEMENT OF OPERATIONS (INCLUDING INCREASES RESULTING FROM COMPLYING WITH PARAGRAPH 2(G) OF RULE 6-07 OF REGULATION S-X [17 CFR 210.6-07]).]

[NOTE: WE MAY REFLECT MINIMUM AND MAXIMUM ACTUAL OPERATING EXPENSES THAT INCLUDE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENTS IN A FOOTNOTE TO THE TABLE. IF WE PROVIDE THIS DISCLOSURE, WE MUST ALSO DISCLOSE THE PERIOD FOR WHICH THE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENT IS EXPECTED TO CONTINUE, OR WHETHER IT CAN BE TERMINATED AT ANY TIME AT THE OPTION OF A FUND COMPANY.]

                              QUESTIONS AND ANSWERS


         This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

QUESTION                                                                   PAGE

What Is the Policy?..........................................................13

Who Owns the Policy?.........................................................13

What Payments Must I Make Under the Policy?..................................14

How Are Amounts Credited to the Separate Account?............................16

How Much Life Insurance Does the Policy Provide?.............................16

Can I Change Insurance Coverage Under the Policy?............................17

What Is the Value of My Policy?..............................................18

How Can I Change the Policy's Investment Allocations?........................19

What Are the Fees and Charges Under the Policy?..............................20

What Are the Supplemental Benefit Riders That I Can Buy?.....................23

What Is a Policy Loan?.......................................................26

How Can I Withdraw Money from the Policy?....................................27

Can I Choose Different Payout Options Under the Policy?......................27

How Is the Policy Treated Under Federal Income Tax Law?......................28

Are There Other Charges That Penn Mutual Could Deduct in the Future?.........31

How Do I Communicate With Penn Mutual?.......................................31

What Is the Timing of Transactions Under the Policy?.........................32

How Does Penn Mutual Communicate With Me?....................................33

Do I Have the Right to Cancel the Policy?....................................33

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o  Determine when and how much you pay to us

         o Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

         o  Borrow money

         o  Change the beneficiary

         o  Change the amount of insurance protection

         o  Change the death benefit option you have selected

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

         The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix B at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o  by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

                  (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

                  (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

         If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT.

If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

         When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

         For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

         The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

         (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period;

         and

         (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

         In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or
            (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. A table showing sample "applicable percentages" is included as Appendix A.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your policy so we can amend it to reflect the increase;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o  no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

         See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

         Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o  the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o  minus policy charges we deduct, and

         o  minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o  we may defer transfers under certain conditions;

         o  transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

o Premium Charge - 7.5% (currently reduced to 5.75% of all premiums paid in excess of the maximum surrender charge premium in the first policy year and for all premiums paid in policy two and later) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 2.25% for all premiums paid in excess of the maximum surrender charge) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age, policy duration, and the insurance risk characteristics. Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insured's attained age increases. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates); and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.10 per $1,000 per month of initial specified amount of insurance), and for the first 12 months after an increase in the specified amount of insurance, a charge based on the increase ($0.10 per $1,000 increase in the specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts. 20

o Daily Mortality and Expense Risk Charge - A daily charge to cover mortality and expense risk. We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Our current charge is 0.45%. We will notify you in advance if we change our current rates. We may realize a profit from the charge, and if we do, it will become part of our surplus. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

o Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

          SURRENDER DURING POLICY YEAR             SURRENDER FACTOR
--------------------------------------------------------------------------------
                1st through 7th                          1.00
--------------------------------------------------------------------------------
                      8th                                0.80
--------------------------------------------------------------------------------
                      9th                                0.60
--------------------------------------------------------------------------------
                      10th                               0.40
--------------------------------------------------------------------------------
                      11th                               0.20
--------------------------------------------------------------------------------
                 12th and later                          0.00
--------------------------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

         This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

ACCIDENTAL DEATH BENEFIT

         This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT

         This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.

CHILDREN'S TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

         Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

         This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

         This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY AGREEMENT

         This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

         This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

         This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE AGREEMENT

         This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly anniversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT

         This Agreement adds a term insurance benefit to the Policy. The term insurance benefit may not exceed four times the amount of insurance specified in the policy. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for the first twelve months of the Agreement. If the specified amount of insurance has increased, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured.

         The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

         The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

         Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

         You may borrow up to 90% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

         You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o  no more than four partial surrenders may be made in a policy year;

         o  each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elect the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

         Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

         Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

         Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

         Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

           Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

         The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o  policy loans in excess of $25,000, and full and partial surrenders;

         o  change of death benefit option;

         o  changes in specified amount of insurance;

         o  change of beneficiary;

         o  election of payment option for Policy proceeds; and

         o  tax withholding elections.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

         We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

                      VOTING SHARES OF THE INVESTMENT FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                              INDEPENDENT AUDITORS

         Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

                              FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

APPENDIX A
--------------------------------------------------------------------------------

SAMPLE MINIMUM INITIAL PREMIUMS


         The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


    ISSUE AGE                                                 MINIMUM INITIAL
    OF INSURED       SEX OF INSURED    BASE DEATH BENEFIT         PREMIUM
  ---------------------------------------------------------------------------
        25                  M               $50,000                 $286
  ---------------------------------------------------------------------------
        30                  F               $75,000                 $390
  ---------------------------------------------------------------------------
        35                  M               $75,000                 $448
  ---------------------------------------------------------------------------
        40                  F               $100,000                $640
  ---------------------------------------------------------------------------
        45                  M               $100,000                $827
  ---------------------------------------------------------------------------
        50                  F               $100,000                $975
  ---------------------------------------------------------------------------
        55                  M               $100,000               $1,377
  ---------------------------------------------------------------------------
        60                  F               $75,000                $1,155
  ---------------------------------------------------------------------------
        65                  M               $75,000                $2,022
  ---------------------------------------------------------------------------
        70                  F               $50,000                $1,327
  ---------------------------------------------------------------------------

APPENDIX B
----------------------------------------------------------------------------------------------------------------------



                           APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM / CASH VALUE CORRIDOR TEST
                           -----------------------------------------------------------------------------

   ATTAINED                   ATTAINED                  ATTAINED                  ATTAINED                  ATTAINED
     AGE       PERCENTAGE       AGE       PERCENTAGE      AGE       PERCENTAGE      AGE       PERCENTAGE      AGE      PERCENTAGE
     ---       ----------       ---       ----------      ---       ----------      ---       ----------      ---      ----------
    0-40          250%           51          178%          62          126%          73          109%          84          105%
     41           243%           52          171%          63          124%          74          107%          85          105%
     42           236%           53          164%          64          122%          75          105%          86          105%
     43           229%           54          157%          65          120%          76          105%          87          105%
     44           222%           55          150%          66          119%          77          105%          88          105%
     45           215%           56          146%          67          118%          78          105%          89          105%
     46           209%           57          142%          68          117%          79          105%          90          105%
     47           203%           58          138%          69          116%          80          105%          91          104%
     48           197%           59          134%          70          115%          81          105%          92          103%
     49           191%           60          130%          71          113%          82          105%          93          102%
     50           185%           61          128%          72          111%          83          105%         94-99        101%












                                                                 B1

                               SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                               --------------------------------------------------------------------

                                                          MALE NON-SMOKER
                                                          ---------------

   ATTAINED                   ATTAINED                  ATTAINED                  ATTAINED                  ATTAINED
     AGE       PERCENTAGE       AGE       PERCENTAGE      AGE       PERCENTAGE      AGE       PERCENTAGE      AGE      PERCENTAGE
     ---       ----------       ---       ----------      ---       ----------      ---       ----------      ---      ----------
    0-19           N/A           36        417.61%         53         240.32%        69         156.24%        85        119.81%
     20          699.48%         37        403.76%         54         233.12%        70         152.83%        86        118.55%
     21          679.26%         38        390.40%         55         226.22%        71         149.57%        87        117.38%
     22          659.36%         39        377.52%         56         219.61%        72         146.49%        88        116.28%
     23          639.73%         40        365.11%         57         213.30%        73         143.58%        89        115.23%
     24          620.39%         41        353.15%         58         207.25%        74         140.85%        90        114.21%
     25          601.33%         42        341.65%         59         201.45%        75         138.30%        91        113.20%
     26          582.53%         43        330.57%         60         195.91%        76         135.91%        92        112.17%
     27          564.06%         44        319.91%         61         190.60%        77         133.67%        93        111.08%
     28          545.97%         45        309.63%         62         185.53%        78         131.57%        94        109.92%
     29          528.29%         46        299.75%         63         180.70%        79         129.58%        95        108.65%
     30          511.04%         47        290.24%         64         176.09%        80         127.70%        96        107.27%
     31          494.24%         48        281.10%         65         171.71%        81         125.91%        97        105.80%
     32          477.93%         49        272.29%         66         167.55%        82         124.22%        98        104.25%
     33          462.11%         50        263.82%         67         163.60%        83         122.64%        99        102.60%
     34          446.78%         51        255.67%         68         159.83%        84         121.17%        100       100.00%
     35          431.94%         52        247.84%

                                                         FEMALE NON-SMOKER
                                                         -----------------

   ATTAINED                   ATTAINED                  ATTAINED                  ATTAINED                  ATTAINED
     AGE       PERCENTAGE       AGE       PERCENTAGE      AGE       PERCENTAGE      AGE       PERCENTAGE      AGE      PERCENTAGE
     ---       ----------       ---       ----------      ---       ----------      ---       ----------      ---      ----------
    0-19           N/A           36        468.31%         53         270.97%        69         171.23%        85        122.77%
     20          796.54%         37        452.83%         54         262.85%        70         166.87%        86        121.08%
     21          771.20%         38        437.93%         55         255.03%        71         162.66%        87        119.50%
     22          746.54%         39        423.58%         56         247.50%        72         158.63%        88        118.03%
     23          722.57%         40        409.78%         57         240.24%        73         154.80%        89        116.64%
     24          699.24%         41        396.51%         58         233.24%        74         151.16%        90        115.32%
     25          676.63%         42        383.77%         59         226.46%        75         147.74%        91        114.03%
     26          654.62%         43        371.51%         60         219.89%        76         144.52%        92        112.76%
     27          633.28%         44        359.71%         61         213.54%        77         141.49%        93        111.49%
     28          612.56%         45        348.34%         62         207.41%        78         138.64%        94        110.17%
     29          592.47%         46        337.38%         63         201.52%        79         135.95%        95        108.79%
     30          572.99%         47        326.82%         64         195.89%        80         133.39%        96        107.34%
     31          554.12%         48        316.63%         65         190.51%        81         130.98%        97        105.82%
     32          535.83%         49        306.81%         66         185.37%        82         128.71%        98        104.26%
     33          518.10%         50        297.34%         67         180.47%        83         126.58%        99        102.60%
     34          500.93%         51        288.22%         68         175.76%        84         124.60%        100       100.00%
     35          484.36%         52        279.43%


                               SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                               --------------------------------------------------------------------

                                                            MALE SMOKER
                                                            -----------

   ATTAINED                   ATTAINED                  ATTAINED                  ATTAINED                  ATTAINED
     AGE       PERCENTAGE       AGE       PERCENTAGE      AGE       PERCENTAGE      AGE       PERCENTAGE      AGE      PERCENTAGE
     ---       ----------       ---       ----------      ---       ----------      ---       ----------      ---      ----------
    0-19           N/A           36        342.96%         53         206.34%        69         144.93%        85        118.30%
     20          567.36%         37        331.98%         54         201.00%        70         142.45%        86        117.35%
     21          551.35%         38        321.41%         55         195.91%        71         140.09%        87        116.44%
     22          535.65%         39        311.26%         56         191.05%        72         137.84%        88        115.56%
     23          520.14%         40        301.52%         57         186.43%        73         135.71%        89        114.71%
     24          504.81%         41        292.18%         58         182.01%        74         133.71%        90        113.85%
     25          489.67%         42        283.23%         59         177.78%        75         131.84%        91        112.97%
     26          474.70%         43        274.66%         60         173.72%        76         130.10%        92        112.04%
     27          459.94%         44        266.46%         61         169.84%        77         128.48%        93        111.02%
     28          445.46%         45        258.59%         62         166.14%        78         126.96%        94        109.89%
     29          431.30%         46        251.07%         63         162.61%        79         125.52%        95        108.65%
     30          417.48%         47        243.85%         64         159.26%        80         124.15%        96        107.27%
     31          404.05%         48        236.93%         65         156.08%        81         122.84%        97        105.80%
     32          391.02%         49        230.29%         66         153.08%        82         121.59%        98        104.25%
     33          378.39%         50        223.92%         67         150.23%        83         120.42%        99        102.60%
     34          366.17%         51        217.79%         68         147.52%        84         119.32%        100       100.00%
     35          354.36%         52        211.94%

                                                           FEMALE SMOKER
                                                           -------------

   ATTAINED                   ATTAINED                  ATTAINED                  ATTAINED                  ATTAINED
     AGE       PERCENTAGE       AGE       PERCENTAGE      AGE       PERCENTAGE      AGE       PERCENTAGE      AGE      PERCENTAGE
     ---       ----------       ---       ----------      ---       ----------      ---       ----------      ---      ----------
    0-19           N/A           36        413.45%         53         247.46%        69         163.93%        85        121.86%
     20          700.22%         37        400.10%         54         240.74%        70         160.19%        86        120.34%
     21          677.90%         38        387.29%         55         234.28%        71         156.56%        87        118.94%
     22          656.20%         39        375.01%         56         228.06%        72         153.07%        88        117.61%
     23          635.13%         40        363.24%         57         222.06%        73         149.74%        89        116.35%
     24          614.65%         41        351.98%         58         216.25%        74         146.59%        90        115.11%
     25          594.81%         42        341.22%         59         210.60%        75         143.63%        91        113.90%
     26          575.52%         43        330.93%         60         205.10%        76         140.85%        92        112.70%
     27          556.84%         44        321.06%         61         199.75%        77         138.24%        93        111.46%
     28          538.74%         45        311.58%         62         194.58%        78         135.78%        94        110.17%
     29          521.19%         46        302.46%         63         189.59%        79         133.44%        95        108.79%
     30          504.21%         47        293.69%         64         184.82%        80         131.22%        96        107.34%
     31          487.80%         48        285.25%         65         180.27%        81         129.11%        97        105.82%
     32          471.91%         49        277.11%         66         175.93%        82         127.12%        98        104.26%
     33          456.54%         50        269.27%         67         171.78%        83         125.23%        99        102.60%
     34          441.67%         51        261.73%         68         167.79%        84         123.48%        100       100.00%
     35          427.33%         52        254.46%

                                [BACK COVER PAGE]




                       STATEMENT OF ADDITIONAL INFORMATION

         A free copy of a statement of additional information, dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

         In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

         Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Mutual Variable Life Account I's Investment Company Act registration number is 33-54662.

                                   PROSPECTUS
                                       FOR
                               CORNERSTONE VUL IV
                   a flexible premium adjustable variable life
                   insurance policy issued by THE PENN MUTUAL
                             LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

         The Policy provides life insurance and a cash surrender value that varies with the investment performance of one or more of the funds set forth below. The Policy also provides a fixed account in which amounts may be held to accumulate interest. The life insurance (or death benefit) provided under the Policy will never be less than the amount specified in the Policy.

------------------------------------------------------------------ -------------------------------------------------
PENN SERIES FUNDS, INC.                                            MANAGER
         Money Market Fund                                         Independence Capital Management, Inc.
         Limited Maturity Bond Fund                                Independence Capital Management, Inc.
         Quality Bond Fund                                         Independence Capital Management, Inc.
         High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
         Growth Equity Fund                                        Independence Capital Management, Inc.
         Large Cap Value Fund                                      Putnam Investment Management, LLC
         Large Cap Growth Fund                                     Franklin Advisers, Inc.
         Index 500 Fund                                            Wells Capital Management Incorporated
         Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
         Mid Cap Value Fund                                        Neuberger Berman Management Inc.
         Strategic Value Fund                                      Lord, Abbett & Co.
         Emerging Growth Fund                                      RS Investment Management, Inc.
         Small Cap Value Fund                                      Royce & Associates, LLC
         International Equity Fund                                 Vontobel Asset Management, Inc.
         REIT Fund                                                 Heitman Real Estate Securities LLC
------------------------------------------------------------------ -------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         MANAGER
         Balanced Portfolio                                        Neuberger Berman Management Inc.
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND             MANAGER
         Equity-Income Portfolio                                   Fidelity Management & Research Company
         Growth Portfolio                                          Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II          MANAGER
         Asset Manager Portfolio                                   Fidelity Management & Research Company
------------------------------------------------------------------ -------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.               MANAGER
         Emerging Markets Equity (International) Portfolio         Van Kampen
------------------------------------------------------------------ -------------------------------------------------

PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   May 1, 2003

                        GUIDE TO READING THIS PROSPECTUS

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o Pages 3 to 4 provide a summary of the benefits and risks of the Policy.

         o Pages 5 to 14 provide tables showing fees and charges under the Policy.

         o Pages 15 to 37 provide additional information about the Policy, in question and answer format.

         o Pages 37 to 39 provide information about The Penn Mutual Life Insurance Company ("Penn Mutual"), Penn Mutual Variable Life Account I (the "Separate Account") and the underlying investment funds in which Policy reserves may be allocated.

         o Appendices A, B, C and D, which are at the end of the prospectus and are referred to in the answers to questions about the Policy, provide specific information and examples to help you understand how the Policy works.

                                   **********

THE PROSPECTUSES OF THE FUNDS THAT ACCOMPANY THIS PROSPECTUS CONTAIN IMPORTANT INFORMATION THAT YOU SHOULD KNOW ABOUT THE INVESTMENTS THAT MAY BE MADE UNDER THE POLICY. YOU SHOULD READ THE RELEVANT PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST.

                 SUMMARY OF THE BENEFITS AND RISKS OF THE POLICY

         The following is a summary of the benefits and the risks of the Policy. Please read the entire Prospectus before you invest.

BENEFIT SUMMARY

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         DEATH BENEFIT - While the Policy is in effect, we will pay the beneficiary the death benefit less the amount of any outstanding loan when the insured dies. We offer two different types of death benefit options under the Policy. You choose which one you want in the application.

         PREMIUM FLEXIBILITY: Amounts you pay to us under your Policy are called "premiums" or "premium payments." Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy. Additional premiums may be paid in any amount and at any time. A premium must be at least $25.

         FREE LOOK PERIOD - You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         THREE YEAR NO-LAPSE FEATURE: Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if the total premiums you have paid, less any partial surrenders you made, equal or exceeds the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         INVESTMENT OPTIONS - The Policy allows you to allocate your policy value to 21 different investment options.

         FIXED INTEREST OPTION - In addition to the 21 investment options, the Policy allows you to allocate your policy value to a fixed interest account. The amount you allocate to the fixed interest account will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%.

         TRANSFERS - Within limitations, you may transfer amounts from one investment option to another, and to and from the fixed interest option. In addition, the Policy offers two automated transfer programs - dollar-cost averaging and asset rebalancing.

         LOANS - You may take a loan on your Policy. You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250. Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. You may repay all or part of a loan at any time.

         SURRENDERS AND WITHDRAWALS - You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies (if any). This is called your "net cash surrender value." In addition, you may partially surrender your Policy for the net cash surrender value.

         TAXES - Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not taxed as long as the gains remain in the Policy. If the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy may be treated first as the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income.

         RIDERS - For an additional charge, Penn Mutual offers supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

RISK SUMMARY

         SUITABILITY - The Policy is designed to provide life insurance and should be used in conjunction with long-term financial planning. The policy is not suitable as a short-term savings vehicle.

         INVESTMENT PERFORMANCE - The value of your policy, which is allocated (or transferred) to underlying investment funds, will vary with the investment performance of the funds. There is risk that the investment performance of the funds that you select may be unfavorable or may not perform up to your expectations, which may decrease the value of your policy. A comprehensive discussion of the investment risks of each of the investment funds may be found in the prospectus for each of the funds. Before allocating money to a fund, please read the prospectus for the fund carefully.

         LAPSE - Your policy may terminate, or "lapse," if the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect. The net surrender value could become insufficient if the investment performance of the underlying investment funds you selected is unfavorable. We will notify you of how much premium you will need to pay to keep the Policy in force. Subject to certain conditions, if the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive.

         ACCESS TO CASH VALUE - If you fully surrender your Policy for cash within the first 11 policy years or within 11 years of an increase in the specified amount of insurance, you will incur a surrender charge at a rate specified for the year of surrender. Also, a partial surrender of your Policy for cash will be subject to an administrative charge. In addition, any increase to your specified amount will have an 11 year surrender charge schedule attached to it.

         TAXES - The federal income tax law that applies to life insurance companies and to the Policy is complex and subject to change. Changes in the law could adversely affect the current tax advantages of purchasing the Policy. The information in this prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We reserve the right to make changes in the Policy in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Policy. You may wish to consult counsel or other competent tax adviser for more complete information.

                                   FEE TABLES

         The following tables summarize fees and expenses that a Policy owner may pay when buying, owning and surrendering the Policy.(1) The first table describes the fees and expenses that a Policy owner may pay at the time he or she buys the Policy, surrenders the Policy, or transfers cash value between investment options.

-------------------------------------------------------------------------------------------------------------------
                                                 TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------
                CHARGE                        WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (load)             When a premium is paid                4.0% of premium payments(2)
--------------------------------------- ------------------------------------- -------------------------------------
Premium and Federal (DAC) Taxes         When a premium is paid                3.5% of premium payments
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Deferred Sales Charge (load)    If the Policy is surrendered within   25% of the lesser of (i) premiums
                                        the first 11 policy years, the        paid and (ii) the "maximum
                                        charge is deducted when the Policy    surrender charge premium."(3)
                                        is surrendered.
--------------------------------------- ------------------------------------- -------------------------------------
Maximum Other Surrender Charges         If the Policy is surrendered within   A dollar amount, ranging from $1
                                        the first 11 policy years, or         per $1,000 of initial specified
                                        within 11 years of any increase in    amount of insurance or increase in
                                        the amount of insurance specified     specified amount of insurance, for
                                        in your Policy, the charge is         insured age 9 or younger at the
                                        deducted when the Policy is           date of issue or increase, to $7
                                        surrendered.                          per $1,000 of initial specified
                                                                              amount of insurance or increase in
                                                                              specified amount of insurance, for
                                                                              insured age 60 or older at the date
                                                                              of issue or increase.(4)

                                        ------------------------------------- -------------------------------------
                                        When you partially surrender your     Lesser of $25 or 2% of the amount
                                        Policy.                               surrendered.
-------------------------------------------------------------------------------------------------------------------

----------
1. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

2.   THE SALES CHARGE IMPOSED ON PREMIUMS (LOAD) IS CURRENTLY REDUCED TO 1.5%.

3. THE "MAXIMUM SURRENDER CHARGE PREMIUM" IS DETERMINED SEPARATELY FOR EACH POLICY, AND TAKES INTO ACCOUNT THE INDIVIDUAL UNDERWRITING CHARACTERISTICS OF THE INSURED, INCLUDING THE PREMIUMS PLANNED (BUT NOT NECESSARILY REQUIRED) TO BE PAID UNDER THE POLICY. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE DEFERRED SALES CHARGE DECREASES EACH YEAR, AFTER WHICH THERE IS NO LONGER A CHARGE.

4. COMMENCING IN THE EIGHTH POLICY YEAR AND CONTINUING THROUGH THE ELEVENTH POLICY YEAR, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE; AND COMMENCING EIGHT YEARS AFTER ANY INCREASE IN THE SPECIFIED AMOUNT OF INSURANCE AND CONTINUING THROUGH THE END OF ELEVEN YEARS AFTER THE INCREASE, THE SURRENDER CHARGE DECREASES EACH YEAR IN PROPORTIONAL AMOUNTS, AFTER WHICH THERE IS NO LONGER A CHARGE.

         No transaction fee is currently imposed for making a transfer among investment funds and/or the fixed interest option. We reserve the right to impose a $10 fee in the future on any transfer that exceeds twelve transfers in a policy year (except in the case of transfers of $5,000,000 or more).

         The next table describes charges that a Policy owner may pay periodically during the time the Policy is owned. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

------------------------------------------------------------------------------------------------------------------
                                         PERIODIC CHARGES UNDER THE POLICY
                          NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------
               POLICY CHARGES                     WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                     DEDUCTED
------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGES(1):
---------------------------------------------- ---------------------- --------------------------------------------
    Current Charges                            Monthly                Minimum of $_____ to maximum of $_____,
                                                                      per $1,000 net amount of risk.(2)

    Guaranteed Maximum Charges                 Monthly                Minimum of $_____ to maximum of $_____,
                                                                      per $1,000 net amount of risk.
---------------------------------------------- ---------------------- --------------------------------------------
    Charge for a representative non-tobacco    Monthly                $____ of net amount of insurance risk we
    male insured,                                                     assume under the Policy.
    age ___.
---------------------------------------------- ---------------------- --------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE:
---------------------------------------------- ---------------------- --------------------------------------------
    Mortality and Expense Risk Face Amount     Monthly                For first 120 months following Policy
    Charge                                                            date, the charges range from a minimum of
                                                                      $0.07 per $1,000 of initial specified
                                                                      amount of insurance for female age 5 or
                                                                      under, up to a maximum of $0.29 per $1,000
                                                                      of initial specified amount of insurance,
                                                                      for male age 85 or older. A similar charge
                                                                      applies to an increase in the specified
                                                                      amount of insurance, for the first 120
                                                                      months following the increase.(3)

---------------------------------------------- ---------------------- --------------------------------------------
    Mortality and Expense Risk Asset Charge    Monthly                0.60% of the first $50,000 of Policy value
                                                                      and 0.30% of the Policy value in excess of
                                                                      that amount.(4)
---------------------------------------------- ---------------------- --------------------------------------------
ADMINISTRATIVE CHARGES:                        Monthly                $9.00(5)
------------------------------------------------------------------------------------------------------------------

----------
1. THE COST OF INSURANCE CHARGES UNDER THE POLICIES VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY AND THE POLICY YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A POLICY ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF YOUR POLICY WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLES IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT DEATH BENEFIT PROVIDED UNDER THE POLICY AND THE CURRENT VALUE OF POLICY. FOR ADDITIONAL INFORMATION ON COST OF INSURANCE CHARGES, SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - COST OF INSURANCE IN THIS PROSPECTUS.

2. CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

3. THE MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES ARE CURRENTLY REDUCED. FOR FIRST 120 MONTHS FOLLOWING POLICY DATE, THE CHARGES RANGE FROM $0.06 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR FEMALE AGE 5 OR UNDER, AND UP TO $0.28 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR MALE AGE 85 OR OLDER. THE CHARGE ON AN ADDITIONAL SPECIFIED AMOUNT OF INSURANCE IS SIMILARLY REDUCED.

4. THE CHARGE IS CURRENTLY REDUCED TO 0.45% OF THE FIRST $50,000 OF POLICY VALUE AND 0.15% OF THE POLICY VALUE IN EXCESS OF THAT AMOUNT. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - MORTALITY AND EXPENSE RISK IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

5.   THE CHARGE IS CURRENTLY REDUCED TO $8.00.



         The next table describes charges that a Policy owner may pay periodically for various Optional Supplemental Benefit Riders to the Policy that may be purchased. The charges do not include fees and expenses incurred by the funds that serve as investment options under the Policy.

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
1.  ACCIDENTAL DEATH BENEFIT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of accidental death benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of accidental death benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of accidental death
    non-tobacco male insured, age ___.                             benefit.
-----------------------------------------------------------------------------------------------------------------
2.  ADDITIONAL INSURED TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of additional insured term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of additional insured term
    non-tobacco male insured, age ___.                             insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First year of Agreement                  Monthly               $0.10 per $1,000 of additional insured term
                                                                   insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    First year of increase in term           Monthly               $0.10 per $1,000 of additional insured term
    insurance benefit under Agreement                              insurance benefit.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
3.  BUSINESS ACCOUNTING BENEFIT(3):
-------------------------------------------- --------------------- ----------------------------------------------
ADMINISTRATIVE CHARGES
-------------------------------------------- --------------------- ----------------------------------------------
    First eleven years of the Policy         Monthly               $0.03 per $1,000 of original specified
                                                                   amount of insurance.
-------------------------------------------- --------------------- ----------------------------------------------
    First eleven years after an increase     Monthly               $0.03 per $1,000 of increase in specified
    in the specified amount of insurance                           amount of insurance.
-----------------------------------------------------------------------------------------------------------------
4.  CHILDREN'S TERM INSURANCE
    AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of children's term insurance
                                                                   benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of children's term
    non-tobacco male insured, age ___.                             insurance benefit.
-----------------------------------------------------------------------------------------------------------------
5.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver agreement
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver
    non-tobacco male insured, age ___.                             agreement.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
6.  DISABILITY WAIVER OF MONTHLY
    DEDUCTION AND DISABILITY MONTHLY
    PREMIUM DEPOSIT AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
DISABILITY WAIVER OF MONTHLY DEDUCTION
PART OF AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver part of the agreement.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the disability waiver part of the agreement
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of disability waiver part
    non-tobacco male insured, age ___.                             of the agreement.
-------------------------------------------- --------------------- ----------------------------------------------
DISABILITY MONTHLY PREMIUM DEPOSIT PART OF
AGREEMENT
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of ____% to maximum of ____% of the
                                                                   stipulated premium in the Policy.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               ____% of the stipulated premium in the
    non-tobacco male insured, age ___.                             Policy.
-----------------------------------------------------------------------------------------------------------------
7.  GUARANTEED CONTINUATION OF POLICY:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE                            Monthly               $0.01 per $1,000 of specified amount of
                                                                   insurance.
-----------------------------------------------------------------------------------------------------------------
8.  GUARANTEED OPTION TO EXTEND
    MATURITY DATE:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the guaranteed option agreement.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of guaranteed option
    non-tobacco male insured, age ___.                             agreement.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
9.  GUARANTEED OPTION TO INCREASE
    SPECIFIED AMOUNT:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of guaranteed option amount.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of guaranteed option
    non-tobacco male insured, age ___.                             amount.
-----------------------------------------------------------------------------------------------------------------
10. RETURN OF PREMIUM TERM INSURANCE:
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of term insurance.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____, per
                                                                   $1,000 of term insurance.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of term insurance.
    non-tobacco male insured, age ___.
-----------------------------------------------------------------------------------------------------------------
11. SUPPLEMENTAL TERM INSURANCE
    AGREEMENT(4):
-------------------------------------------- --------------------- ----------------------------------------------
COST OF INSURANCE CHARGES(1)
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.(2)

    Guaranteed Maximum Charges               Monthly               Minimum of $_____ to maximum of $_____ per
                                                                   $1,000 of net amount of risk attributable to
                                                                   the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
    Charge for a representative              Monthly               $_____ per $1,000 of net amount of risk
    non-tobacco male insured, age ___.                             attributable to the term insurance benefit.
-------------------------------------------- --------------------- ----------------------------------------------
MORTALITY AND EXPENSE RISK FACE AMOUNT
CHARGE
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge.
-------------------------------------------- --------------------- ----------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                          PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS
                        NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------
    SUPPLEMENTAL BENEFIT RIDER/CHARGES          WHEN CHARGE IS                    AMOUNT DEDUCTED
                                                   DEDUCTED
-----------------------------------------------------------------------------------------------------------------
    Guaranteed Maximum Charge                Monthly               For first 120 months following Policy date,
                                                                   the charges range from a minimum of $0.12
                                                                   per $1,000 of the term insurance benefit,
                                                                   for female age 5 or under, up to a maximum
                                                                   of $0.34 per $1,000 of the term insurance
                                                                   benefit, for male age 85 or older.  A
                                                                   similar charge applies to an increase in the
                                                                   term insurance benefit, for the first 120
                                                                   months following the increase.
-------------------------------------------- --------------------- ----------------------------------------------
12. SUPPLEMENTAL EXCHANGE AGREEMENT:
-------------------------------------------- --------------------- ----------------------------------------------
    Current Charges                          Monthly               No charge

    Guaranteed Maximum Charges               Monthly               No Charge
-------------------------------------------- --------------------- ----------------------------------------------

----------
1. THE COST OF INSURANCE CHARGES UNDER THE RIDERS VARY DEPENDING ON THE INDIVIDUAL CIRCUMSTANCES OF THE INSURED, SUCH AS SEX, AGE AND RISK CLASSIFICATION. THE CHARGES ALSO VARY DEPENDING ON THE AMOUNT OF INSURANCE SPECIFIED IN THE RIDER AND THE YEAR IN WHICH THE CHARGE IS DEDUCTED. THE TABLE SHOWS THE LOWEST AND THE HIGHEST COST OF INSURANCE CHARGES FOR AN INSURED, BASED ON CURRENT RATES AND ON GUARANTEED MAXIMUM RATES. THE TABLE ALSO SHOWS THE COST OF INSURANCE CHARGES UNDER A RIDER ISSUED TO AN INDIVIDUAL WHO IS REPRESENTATIVE OF INDIVIDUALS WE INSURE. THE SPECIFICATIONS PAGES OF A RIDER WILL INDICATE THE GUARANTEED MAXIMUM COST OF INSURANCE CHARGE APPLICABLE TO YOUR POLICY. MORE DETAILED INFORMATION CONCERNING YOUR COST OF INSURANCE CHARGES IS AVAILABLE FROM OUR ADMINISTRATIVE OFFICES UPON REQUEST. ALSO, BEFORE YOU PURCHASE THE POLICY, WE WILL PROVIDE YOU WITH HYPOTHETICAL ILLUSTRATIONS OF POLICY VALUES BASED UPON THE INSURED'S AGE AND RISK CLASSIFICATION, THE DEATH BENEFIT OPTION SELECTED, THE AMOUNT OF INSURANCE SPECIFIED IN THE POLICY, PLANNED PERIODIC PREMIUMS, AND RIDERS REQUESTED. THE NET AMOUNT OF RISK REFERRED TO IN THE TABLE IS BASED UPON THE DIFFERENCE BETWEEN THE CURRENT BENEFIT PROVIDED UNDER THE RIDER AND THE CURRENT POLICY VALUE ALLOCATED TO THE RIDER. FOR ADDITIONAL INFORMATION ABOUT THE RIDERS, SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? IN THIS PROSPECTUS.

2. CURRENT COST OF INSURANCE RATES ARE FOR INDIVIDUALS IN STANDARD RISK CLASSIFICATIONS.

3. THIS RIDER IS NOT AVAILABLE TO ALL PERSONS. SEE WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY? - BUSINESS ACCOUNTING BENEFIT IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION.

4. FOR PURPOSES OF DETERMINING THE ALLOCATION OF NET AMOUNT AT RISK BETWEEN THE SPECIFIED AMOUNT OF INSURANCE IN THE POLICY, AND THE TERM INSURANCE BENEFIT, THE POLICY VALUE WILL BE ALLOCATED AS FOLLOWS: FIRST TO THE INITIAL TERM INSURANCE BENEFIT SEGMENT, THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE TERM INSURANCE BENEFIT IN THE ORDER OF THE INCREASES, THEN TO THE INITIAL SPECIFIED AMOUNT SEGMENT, AND THEN TO ANY SEGMENTS RESULTING FROM INCREASES IN THE SPECIFIED AMOUNT IN THE ORDER OF THE INCREASES. ANY INCREASE IN THE DEATH BENEFIT IN ORDER TO MAINTAIN THE REQUIRED MINIMUM MARGIN BETWEEN THE DEATH BENEFIT AND THE POLICY VALUE WILL BE ALLOCATED TO THE MOST RECENT INCREASE IN THE SPECIFIED AMOUNT IN THE POLICY.

         The next table shows the minimum and maximum total operating expenses of funds whose shares may be held subaccounts of the Separate Account under the Policy. More detail concerning the fees and expenses of each fund is contained in the accompanying prospectus for each fund.

--------------------------------------------------------------------------------
                MAXIMUM AND MINIMUM TOTAL FUND OPERATION EXPENSES
         (TOTAL EXPENSES THAT ARE DEDUCTED FROM FUNDS OF FUND COMPANIES,
                  INCLUDING MANAGEMENT FEES AND OTHER EXPENSES)
--------------------------------------------------------------------------------
           MINIMUM:                    |                     MAXIMUM:
                                       |
            _____%                     |                      _____%
--------------------------------------------------------- ----------------------

[NOTE: THE EXPENSE DEDUCTED FROM A COMPANY'S ASSETS ARE THE AMOUNTS SHOWN AS EXPENSES IN THE STATEMENT OF OPERATIONS (INCLUDING INCREASES RESULTING FROM COMPLYING WITH PARAGRAPH 2(G) OF RULE 6-07 OF REGULATION S-X [17 CFR 210.6-07]).]

[NOTE: WE MAY REFLECT MINIMUM AND MAXIMUM ACTUAL OPERATING EXPENSES THAT INCLUDE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENTS IN A FOOTNOTE TO THE TABLE. IF WE PROVIDE THIS DISCLOSURE, WE MUST ALSO DISCLOSE THE PERIOD FOR WHICH THE EXPENSE REIMBURSEMENT OR FEE WAIVER ARRANGEMENT IS EXPECTED TO CONTINUE, OR WHETHER IT CAN BE TERMINATED AT ANY TIME AT THE OPTION OF A FUND COMPANY.]

                              QUESTIONS AND ANSWERS


         This part of the prospectus provides answers to important questions about the Policy. The questions, and answers to the questions, are on the following pages.

QUESTION                                                                  PAGE

What Is the Policy?........................................................14

Who Owns the Policy?.......................................................14

What Payments Must I Make Under the Policy?................................15

How Are Amounts Credited to the Separate Account?..........................17

How Much Life Insurance Does the Policy Provide?...........................17

Can I Change Insurance Coverage Under the Policy?..........................18

What Is the Value of My Policy?............................................19

How Can I Change the Policy's Investment Allocations?......................20

What Are the Fees and Charges Under the Policy?............................21

What Are the Supplemental Benefit Riders That I Can Buy?...................24

What Is a Policy Loan?.....................................................28

How Can I Withdraw Money from the Policy?..................................28

Can I Choose Different Payout Options Under the Policy?....................29

How Is the Policy Treated Under Federal Income Tax Law?....................30

Are There Other Charges That Penn Mutual Could Deduct in the Future?.......33

How Do I Communicate With Penn Mutual?.....................................33

What Is the Timing of Transactions Under the Policy?.......................34

How Does Penn Mutual Communicate With Me?..................................35

Do I Have the Right to Cancel the Policy?..................................35

WHAT IS THE POLICY?

         The Policy provides life insurance on you or another individual you name. The value of your Policy will increase or decrease based upon the performance of the investment funds you choose. The death benefit may also increase or decrease based on investment performance, but will never be less than the amount specified in your Policy. The Policy also allows you to allocate your Policy value to subaccounts of the Separate Account (which hold shares of the funds listed on the first page of this prospectus) and to a fixed interest account where the value will accumulate interest.

         You will have several options under the Policy. Here are some major ones:

         o    Determine when and how much you pay to us

         o Determine when and how much to allocate to subaccounts of the Separate Account and to the fixed account

         o    Borrow money

         o    Change the beneficiary

         o    Change the amount of insurance protection

         o    Change the death benefit option you have selected

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

         If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application. Insurance coverage under the Policy is effective on the Policy date after we accept the application.

         The maturity date of a Policy is the Policy anniversary nearest the insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid. The maturity benefit is equal to the Policy value less any Policy loan on the maturity date. Upon written request of the owner, the Policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net Policy value.

WHO OWNS THE POLICY?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that you are the owner or the person who has whatever right or privilege we are discussing.

WHAT PAYMENTS MUST I MAKE UNDER THE POLICY?

PREMIUM PAYMENTS

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. If you have chosen to qualify your Policy as life insurance under the Guideline Premium\Cash Value Corridor Test of the Internal Revenue Code, federal tax law limits the amount of premium payments you may make in relation to the amount of life insurance provided under the Policy. We will not accept or retain a premium payment that exceeds the maximum permitted under federal tax law. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         If you make a premium payment that exceeds certain other limits imposed under federal tax law, your Policy could become a "modified endowment policy" under the Code; you could incur a penalty on the amount you take out of a "modified endowment policy." We will monitor your Policy and will endeavor to notify you on a timely basis if you are about to exceed this limit and the Policy is in jeopardy of becoming a "modified endowment contract" under the Code. See HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? and HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

PLANNED PREMIUMS

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient value to pay Policy charges. See THREE YEAR NO-LAPSE FEATURE and LAPSE AND REINSTATEMENT below.

WAYS TO PAY PREMIUMS

         If you pay premiums by check, your check must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o    by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

THREE YEAR NO-LAPSE FEATURE

         Your Policy will remain in force during the first three policy years, regardless of investment performance and your net cash surrender value, if

                  (a) the total premiums you have paid, less any partial surrenders you made, equal or exceeds

                  (b) the "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         If you increase the specified amount of insurance under your Policy during the first three policy years, we will extend the three year no-lapse provision to three years after the effective date of the increase.

         The "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The three year no-lapse feature will not apply if the amount borrowed under your Policy results in a policy loan amount in excess of the maximum loan amount. See WHAT IS A POLICY LOAN? in this prospectus.

LAPSE AND REINSTATEMENT

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the three-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If you die during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loans.

         If the Policy terminates, you can apply to reinstate it within five years from the beginning of the grace period if the insured is alive. You will have to provide evidence that the insured person still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

PREMIUMS UPON AN INCREASE IN THE SPECIFIED AMOUNT

         If you increase the specified amount of insurance, you may wish to pay an additional premium or make a change in planned premiums. See CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY? in this prospectus. We will notify you if an additional premium or a change in planned premiums is necessary.

HOW ARE AMOUNTS CREDITED TO THE SEPARATE ACCOUNT?

         From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except, in some states, the net first premium will be allocated to the Penn Series Money Market Fund subaccount during the free look period).

         When a payment is allocated to a subaccount of the Separate Account, or transferred from one subaccount of the Separate Account to another, accumulation units of the receiving subaccount are credited to the Policy. The number of accumulation units credited is determined by dividing the amount allocated or transferred by the value of an accumulation unit of the subaccount for the current valuation period.

         For each subaccount of the Separate Account, the value of an accumulation unit was set at $10 when the subaccount was established, and is valued each day shares of the fund held in the subaccount are valued (normally at the close of business each day the New York Stock Exchange is opened for business). It is valued by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the current valuation period.

         The net investment factor is an index used to measure the investment performance of each subaccount of the Separate Account from one valuation period to the next. The net investment factor is found by dividing (a) by (b), where

         (a) is the net asset value per share of the fund held in the subaccount, as of the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions by the fund if the "ex-dividend date" occurs in the valuation period;

         and

         (b) is the net asset value per share of the fund held in the subaccount as of the end of the last prior valuation period.

HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE?

         In your application for the Policy, you tell us how much life insurance coverage you want on the life of the insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance that you can purchase is $50,000.

DEATH BENEFIT OPTIONS

         When the insured dies, we will pay the beneficiary the death benefit less the amount of any outstanding loan. We offer two different types of death benefits payable under the Policy. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance PLUS your policy value on the date of death, or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         The "applicable percentages" depend on the life insurance qualification test you chose on the application. If you chose the Guideline Premium Test/Cash Value Corridor Test, the "applicable percentage" is 250% when the insured has attained age 40 or less and decreases to 100% when the insured attains age 100. For the Cash Value Accumulation Test, the "applicable percentages" will vary by attained age and the insurance risk characteristics. Tables showing "applicable percentages" are included in Appendix B.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

CAN I CHANGE INSURANCE COVERAGE UNDER THE POLICY?

CHANGE OF DEATH BENEFIT OPTION

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $50,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insured, the requested change will not be allowed.

CHANGES IN THE SPECIFIED AMOUNT OF INSURANCE

         You may increase the specified amount of insurance, subject to the following conditions:

         o you must submit an application along with evidence of insurability acceptable to Penn Mutual;

         o you must return your policy so we can amend it to reflect the increase;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         If you increase the specified amount within the first three policy years, the three year no-lapse period will be extended.

         You may decrease the specified amount of insurance, subject to the following conditions:

         o    no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law;

         o no decrease may be made within one year of an increase in the specified amount;

         o any decrease in the specified amount of insurance must be at least $5,000 and the specified amount after the decrease must be at least $50,000.

EXCHANGE OF POLICIES

         For a Policy issued in a business relationship, you may obtain a rider that permits you to exchange the Policy for a new Policy covering a new insured in the same business relationship, subject to the terms of the rider. See WHAT ARE THE SUPPLEMENTAL BENEFITS THAT I CAN BUY? - SUPPLEMENTAL EXCHANGE AGREEMENT in this prospectus.

TAX CONSEQUENCES OF CHANGING INSURANCE COVERAGE

         See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

WHAT IS THE VALUE OF MY POLICY?

         Your policy value, which is allocated (or transferred) to subaccounts of the Separate Account in accordance with your direction, will vary with the investment performance of the shares of the funds held in the subaccount.

         The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 3%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o    the net premiums you have paid,

         o plus or minus the investment results in the part of your policy value allocated to subaccounts of the Separate Account,

         o plus interest credited to the amount in the part of your policy value (if any) allocated to the fixed interest option,

         o    minus policy charges we deduct, and

         o    minus partial surrenders you have made.

         If you borrow money under your Policy, other factors affect your policy value. See WHAT IS A POLICY LOAN? in this prospectus.

HOW CAN I CHANGE THE POLICY'S INVESTMENT ALLOCATIONS?

FUTURE PREMIUM PAYMENTS

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

TRANSFERS AMONG EXISTING INVESTMENT OPTIONS

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o    we may defer transfers under certain conditions;

         o    transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year;

         o the maximum amount that may be transferred out of the fixed interest option is limited to the greater of $5,000 or 25% of the accumulated value of the fixed interest option;

         o the amount that may be transferred excludes any amount held in the policy loan account.

         The Policy is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore may restrict market timing when we believe it is in the interest of all of our Policy holders to do so.

DOLLAR COST AVERAGING

         This program automatically makes monthly transfers from the money market variable investment option to one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assure a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

ASSET REBALANCING

         This program automatically reallocates your policy value among subaccounts of the Separate Account in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the subaccounts to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the rebalancing program. You may discontinue the program at any time.

WHAT ARE THE FEES AND CHARGES UNDER THE POLICY?

PREMIUM CHARGE

o Premium Charge - 7.5% (currently reduced to 5.0% of all premiums paid) is deducted from premium payments before allocation to the investment options. It consists of 3.5% to cover state premium taxes and the federal income tax burden (DAC tax) that we expect will result from the receipt of premiums and 4% (currently reduced to 1.5% of all premiums paid) to partially compensate us for the expense of selling and distributing the Policies. State premium taxes range from 0.5% to 3.5%; some states do not impose premium taxes. We will notify you in advance if we change our current rates.

MONTHLY DEDUCTIONS

o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age, policy duration, and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy and when an increase in coverage is effective, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a tobacco, non-tobacco or preferred non-tobacco rate class, or a rate class involving a higher mortality risk (a "substandard class"). Insureds age 19 and under are placed in a rate class that does not distinguish between tobacco and non-tobacco rates. In all states except New Jersey, they are assigned to a tobacco class at age 20 unless they have provided satisfactory evidence that they qualify for a non-tobacco class. When an increase in the specified amount of insurance is requested, we determine whether a different rate will apply to the increase based on the age of the insured on the effective date of the increase and the risk class of the insured on that date. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Administrative Charge - A monthly charge to help cover our administrative costs. This charge is a flat dollar charge of up to $9 (currently, the flat charge is $8 - we will notify you in advance if we change our current rates). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and policy changes, reporting and overhead costs, processing applications and establishing policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.

o Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

         This charge has two parts:

         (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. The charge is deducted pro-rata from your variable investment accounts and your fixed account (if any).

         (2) Mortality and Expense Risk Asset Charge. The current charge is equivalent to an annual effective rate of 0.45% of the first $50,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $50,000. The guaranteed charge is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your variable investment accounts.

o Optional Supplemental Benefit Charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

TRANSFER CHARGE

         We reserve the right to impose a $10 charge on any transfer of policy value among investment funds and/or the fixed interest option if the transfer exceeds 12 transfers in a policy year. We will notify policy owners in advance if we decide to impose the charge. We will not impose a charge on any transfer made under dollar cost averaging or asset rebalancing. Also, we will not impose a charge on any transfer which exceeds $4,999,999.

SURRENDER CHARGE

         If you surrender your Policy within the first 11 policy years or within 11 years of an increase in the specified amount of insurance under your Policy, we will deduct a surrender charge from your policy value.

         With respect to a surrender within the first 11 policy years, the surrender charge equals (a) plus (b), multiplied by (c), where:

         (a) = 25% of the lesser of (i) the sum of all premiums paid and (ii) the maximum surrender charge premium (which is an amount calculated separately for each Policy);

         (b) = an administrative charge based on the initial amount of insurance and the Insured's age at the issue date (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of initial specified amount of insurance); and

         (c) = the applicable surrender factor from the table below in which the policy year is determined.

         With respect to a surrender within 11 years of an increase in the specified amount of insurance under your Policy, the surrender charge is based on the amount of the increase and on the attained age of the insured at the time of the increase. The charge equals (a) multiplied by (b), where:

         (a) = an administrative charge based on the increase in the initial amount of insurance and the insured's attained age on the effective date of the increase (ranging from $1.00 up to attained age 9 to $7.00 at attained age 60 and over, per $1,000 of increase in specified amount of insurance); and

         (b) = the applicable surrender factor from the table below, assuming for this purpose only that the first policy year commences with the policy year in which the increase in specified amount of insurance becomes effective.

        SURRENDER DURING POLICY YEAR                 SURRENDER FACTOR
--------------------------------------------------------------------------------
              1st through 7th                              1.00
--------------------------------------------------------------------------------
                    8th                                    0.80
--------------------------------------------------------------------------------
                    9th                                    0.60
--------------------------------------------------------------------------------
                    10th                                   0.40
--------------------------------------------------------------------------------
                    11th                                   0.20
--------------------------------------------------------------------------------
               12th and later                              0.00
--------------------------------------------------------------------------------

         If the Policy is surrendered within the first 11 policy years, the surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus. The administrative charge component covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the insured's rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests.

         If the Policy is surrendered after the first 11 years, but within 11 years of an increase in the specified amount of insurance, the surrender charge consists solely of an administrative charge for administrative expenses associated with the increase in the specified amount of insurance.

         We do not anticipate making any profit on the administrative charge component of the surrender charge.

PARTIAL SURRENDER CHARGE

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

REDUCTION OF CHARGES

         This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. We reserve the right to reduce the premium charge or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions may be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the Policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

         We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us.

         Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. All reductions will be uniformly applied, and they will not be unfairly discriminatory against any person.

WHAT ARE THE SUPPLEMENTAL BENEFIT RIDERS THAT I CAN BUY?

         We offer supplemental benefit riders that may be added to your Policy. If any of these riders are added, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

ACCIDENTAL DEATH BENEFIT

         This Agreement provides an additional death benefit if the insured's death results from accidental causes as defined in the Agreement. This Agreement is not available to all Policies. The cost of insurance rates for this Agreement is based on the age, gender and rate class of the insured. The benefits provided under the Agreement are subject to the provisions in the Agreement.

ADDITIONAL INSURED TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on other persons in addition to the insured, in amounts specified in the Additional Policy Specification in the Policy. If the named insured in the Policy dies, the term insurance on the additional insured person will continue for 90 days during which time it may be converted into permanent insurance. The term insurance may be converted to a life or endowment policy without evidence of insurability.

         Under the Agreement, we will deduct the cost of insurance charges from the cash value of the Policy, and a separate charge of $0.10 per $1,000 of specified amount of insurance for each additional insured during the first twelve months of the Agreement. If the specified amount of insurance has increased for an additional insured, we will deduct a charge of $0.10 per $1,000 of the increased specified amount during the first twelve months of the increase. The cost of insurance rates are based on the age, gender and rate class of the additional insured. The benefits provided under the Agreement are subject to all of the provisions in the Policy.

BUSINESS ACCOUNTING BENEFIT

         This Agreement provides enhanced early year cash surrender values for policies sold in certain limited corporate markets and is not for sale in the individual markets. The higher cash surrender is attained through a waiver of all surrender charges. To be eligible for this Agreement (i) Policies must be corporate owned, (ii) the corporation must be at least a partial beneficiary, and (iii) the Policies must be in support of a corporate sponsored non-qualified deferred compensation plan with a minimum of five insureds under the plan. Under this Agreement, during the first eleven Policy years we will deduct a monthly charge of up to $.03 per $1,000 of original specified amount of insurance and a monthly charge of up to $.03 per $1,000 of increases in the specified amount of insurance during the first eleven Policy years after the increase. Decreases in coverage do not affect the charge for this Agreement. The $.03 per $1,000 charge will continue to be applied based on the higher original and/or increased specified amount. This charge will be included in the no-lapse premium calculation. If the Agreement is terminated by the owner of the Policy, the Agreement is terminated with respect to insurance coverages provided under the Policy and all applicable surrender charges would resume. The benefits provided under the Agreement are subject to all provisions of the Agreement.

CHILDREN'S TERM INSURANCE AGREEMENT

         This Agreement provides term insurance on one or more children of the owner of the Policy in amounts specified in the Additional Policy Specifications in the Policy. If the named insured in the Policy dies, the term insurance on the insured child will continue until the anniversary of the Policy nearest the insured child's twenty-third birthday and we will waive the cost of insurance for the term insurance. On the anniversary of the Policy nearest the child's twenty-third birthday, the Agreement may be converted without evidence of insurability to a new life insurance policy.

         Under the Agreement, we will deduct a cost of insurance charge. The cost of insurance charge will be based on the attained age, gender and rate class of the insured child. The cost of insurance rate will not exceed the rate set forth in the Additional Policy Specifications of the Policy. The benefits provided by the Agreement are subject to the provisions in the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION

         This Agreement provides a waiver of the monthly deductions from the value of the Policy value upon disability of the insured. The cost of insurance charges for this benefit are based upon the insurance provided under the Policy and the value of the Policy. The rates are based on the attained age, gender and rate class of the insured. The rates will not exceed those set forth in the Additional Policy Specifications in the Policy. Monthly deductions for this benefit are made until the policy anniversary nearest the insured's sixty-fifth birthday. The benefits provided under this Agreement are subject to the provisions of the Agreement.

DISABILITY WAIVER OF MONTHLY DEDUCTION AND DISABILITY MONTHLY PREMIUM DEPOSIT AGREEMENT

         This Agreement provides a waiver of the monthly deductions from the policy value and payment by us of a stipulated premium upon disability of the insured. The stipulated premium is stated in the Policy. The cost of insurance for waiver of the monthly deductions is based on the insurance provided by the base Policy and the value of the Policy. The cost of insurance for the monthly premium deposit is based on the amount of the stipulated premium. The cost of insurance rates is based on the issue age, gender and rate class of the insured. The rates will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The benefits are subject to the provisions in the Agreement.

GUARANTEED CONTINUATION OF POLICY

         This Agreement provides that the insurance provided under the Policy will not lapse even if the cash surrender value of the Policy goes to zero, as long as the sum of the gross premiums paid less the sum of partial withdrawals, policy loans and unpaid interest equals or exceeds the "total guaranteed continuation of policy premium." The "total guaranteed continuation of policy premium" is based upon issue age, gender, rate class, other policy benefits and the death benefit option chosen, and is stated in the Policy. If the insured is disabled, and premiums are being paid pursuant to a Disability Monthly Premium Deposit Agreement, the "total guaranteed continuation of policy premium" is the stipulated premium defined in that Agreement. While this Agreement is in force, the allocation or transfer of amounts to subaccounts of the Separate Account may be restricted. The monthly charge for this Agreement is $0.01 per $1,000 of the specified amount of insurance in the Policy. This benefit is subject to the provisions in the Agreement.

GUARANTEED OPTION TO EXTEND MATURITY DATE

         This Agreement provides the owner of the Policy with an option to continue the insurance past the maturity date stated in the Policy without evidence of insurability. During the maturity extension period, new policy loans will not be made and premium payments will not be accepted unless required to prevent lapse. Although the Agreement extends the maturity date of the Policy, it does not extend the maturity or termination date of other agreements and riders attached to the Policy (other than the Supplemental Term Insurance Agreement). The cost of insurance charge for this Agreement is based on the attained age and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications section of the Policy. The option to extend the maturity date is subject to the provisions in the Agreement.

GUARANTEED OPTION TO INCREASE SPECIFIED AMOUNT

         This Agreement provides the owner of the Policy with the option to increase the specified amount of insurance in the Policy without providing evidence of insurability. The option may be exercised as of any of the regular option dates or as of any alternative option date. The regular option dates are the anniversaries of the Policy nearest the insured's birthday at ages 22, 25, 28, 31, 34, 37 and 40. In addition, subject to certain conditions, the option may be exercised on the ninetieth day following marriage of the insured, live birth of a child of the insured and legal adoption by the insured of a child less than 18 years of age. The cost of insurance charge for the Agreement is based on the attained age, gender and rate class of the insured. The cost of insurance rates for this Agreement, combined with the cost of insurance rates in the Policy, will not exceed the rates shown in the Additional Policy Specifications in the Policy. This option is subject to the provisions in the Agreement.

RETURN OF PREMIUM TERM INSURANCE

         This Agreement provides term insurance equivalent to the sum of all premiums paid under the Policy up to the most recent monthly anniversary less any amount credited to the Policy under a waiver of premium or waiver of monthly deductions agreement. The cost of insurance charge for this Agreement include the cost of insurance charge for the term insurance provided under the Agreement and the cost of insurance charge for a waiver of monthly deductions if a Waiver of Monthly Deduction Agreement is attached. The cost of insurance rates for the Agreement are based on the age, gender and rate class of the insured. The rates will not exceed the rates shown for this Agreement in the Additional Policy Specifications in the Policy. The term insurance provided under the Agreement is subject to the provisions of the Agreement.

SUPPLEMENTAL TERM INSURANCE AGREEMENT.

         This Agreement adds term insurance to the death benefit provided under the Policy. The Agreement modifies the death benefit options (as provided in the Policy) as follows.

         Option 1 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy and the amount of term insurance added by the Agreement or (b) the "applicable percentage" of the policy value on the date of the insured's death.

         Option 2 - The death benefit is the greater of (a) the sum of the amount of insurance specified in the Policy, the amount of term insurance added by the Agreement and the policy value on the date of the insured's death or (b) the "applicable percentage" of the policy value on the date of the insured's death.

Additional information on the death benefit options may be found under HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus.

         The amount of term insurance added by the Agreement may, upon written application and receipt by us of satisfactory evidence of insurability, be increased by no less than $5,000.

         The monthly deductions under the Policy may include a mortality and expense risk face amount charge applied to the amount of term insurance added to the Policy by the Agreement. We are not currently applying the charge to term insurance added by the Agreement, but may do so in the future. If a mortality and expense risk face amount charge is applied to term insurance added by the Agreement, it will not exceed the charges shown in the Additional Policy Specifications in the Policy. Guaranteed maximum mortality and expense risk face amount charges for term insurance added by the Agreement are shown in Appendix D.

         The monthly deductions under the Policy will include a cost of insurance charge for the term insurance added by the Agreement. The cost of insurance rates for the term insurance will not exceed those shown for the Agreement in the Additional Policy Specifications in the Policy.

         It may be to your economic advantage to add life insurance protection to the Policy through the Agreement. The total current charges that you pay for your insurance will be less with term insurance added by the Agreement. It also should be noted, however, that the guaranteed maximum charges under the Policy will be higher with a portion of the insurance added by the Agreement than they would be if all of the insurance were provided under the base Policy.

SUPPLEMENTAL EXCHANGE AGREEMENT

         The Agreement provides that within one year following termination of a business relationship, which existed between the owner of the Policy and the insured at the time the Policy was issued, the Policy may be exchanged for a new Policy on the life of a new insured, subject to conditions set forth in the Agreement, including the new insured must have the same business relationship to the owner as the insured under the Policy to be exchanged, the new insured must submit satisfactory evidence of insurability, the Policy to be exchanged must be in force and not in a grace period, the owner must make a written application for the exchange, the owner must make premium payments under the new Policy to keep it in force at least two months, the owner must surrender all rights in the Policy to be exchanged.

GENERAL RULES AND LIMITATIONS

         Additional rules and limitations apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

WHAT IS A POLICY LOAN?

         You may borrow up to 95% of your cash surrender value. The minimum amount you may borrow is $250.

         Interest charged on a policy loan is 4.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from subaccounts of the Separate Account and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. Amounts withdrawn from the investment options cease to participate in the investment experience of the Separate Account. The special loan account is guaranteed to earn interest at 3.0% during the first ten policy years and 3.75% thereafter. On a current basis, the special loan account will earn interest at 3.0% during the first ten policy years and 4.0% thereafter.

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         If your Policy lapses (see WHAT PAYMENTS MUST BE PAID UNDER THE POLICY?) and you have a loan outstanding under the Policy, you may have to pay federal income tax on the amount of the loan, to the extent there is gain in the Policy. See HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW? in this prospectus.

         The amount of any loan outstanding under your Policy on the death of the insured will reduce the amount of the death benefit by the amount of such loan. The outstanding loan amount is deducted in determining net cash surrender value of the Policy.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

HOW CAN I WITHDRAW MONEY FROM THE POLICY?

FULL SURRENDER

         You may surrender your Policy in full at any time. If you do, we will pay you the Policy value, less any Policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value."

PARTIAL SURRENDER

         You may partially surrender your Policy for the net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o    no more than four partial surrenders may be made in a policy year;

         o    each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $50,000.

         If you elect the Option 1 insurance coverage (see HOW MUCH LIFE INSURANCE DOES THE POLICY PROVIDE? in this prospectus), a partial surrender may reduce your specific amount of insurance - by the amount by which the partial surrender exceeds the difference between (a) the death benefit provided under the Policy and (b) the specified amount of insurance. If you have increased the initial specified amount, any reduction will be applied to the most recent increase.

         Partial surrenders reduce the Policy value and net cash surrender value by the amount of the partial surrender.

         Partial surrenders will be deducted from subaccounts of the Separate Account and the fixed account in accordance with your directions. In the absence of such direction, the partial surrender will be deducted from subaccounts and/or the fixed account on a pro-rata basis.

CAN I CHOOSE DIFFERENT PAYOUT OPTIONS UNDER THE POLICY?

CHOOSING A PAYOUT OPTION

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy, including payment of interest on the proceeds payable, interest income, income for a fixed period, life income, life income for guaranteed period, life income with refund period, joint and survivor life income. Periodic payments may not be less than $50 each.

CHANGING A PAYMENT OPTION

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

TAX IMPACT OF CHOOSING A PAYMENT OPTION

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

HOW IS THE POLICY TREATED UNDER FEDERAL INCOME TAX LAW?

         Death benefits paid under contracts that qualify as life insurance policies under federal income tax law are not subject to income tax. Investment gains credited to such policies are not subject to income tax as long as they remain in the Policy. Assuming the policy is NOT treated as a "modified endowment contract" under federal income tax law, distributions from the policy are generally treated as first the return of investments in the Policy and then, only after the return of all investment in the policy, as distribution of taxable income. Amounts borrowed under the policy also are not generally subject to federal income tax at the time of the borrowing. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue qualifying as life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a life insurance contract under federal income tax law, your Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Code. The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that the Policy does not satisfy
Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable life insurance policy owner will be considered the owner of the related separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

         Your Policy will be treated as a life insurance contract under federal income tax law if it passes either one or the other of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of the Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Cash Value Accumulation Test - Under the terms of the Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         o Guideline Premium/Cash Value Corridor Test - The Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under the Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under the Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under the Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether your Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

           Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN THE POLICY

         Investment in your Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

         The Guaranteed Option to Extend Maturity Date that we offer allows the Policy owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of your Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

         The foregoing is a summary federal income tax considerations associated with the Policy and does not purport to cover all possible situations. The summary is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). The summary is not intended as tax advice. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS.

ARE THERE OTHER CHARGES THAT PENN MUTUAL COULD DEDUCT IN THE FUTURE?

         We currently make no charge against policy values to pay federal income taxes on investment gains. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

HOW DO I COMMUNICATE WITH PENN MUTUAL?

GENERAL RULES

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, P.O. Box 7460, Philadelphia, Pennsylvania, 19101-7460, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing C3V, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o policy loans in excess of $25,000, and full and partial surrenders;

         o    change of death benefit option;

         o    changes in specified amount of insurance;

         o    change of beneficiary;

         o    election of payment option for Policy proceeds; and

         o    tax withholding elections.

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently ends at 5:00 p.m. Eastern Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

TELEPHONE TRANSACTIONS

         You or the agent of record (pursuant to your instructions) may request transfers among investment options and may change allocations of future premium payments by calling our office. In addition, if you complete a special authorization form, you may authorize a third person, other than the agent of record, to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We also reserve the right to suspend or terminate the privilege altogether at any time. We may require certain identifying information to process a telephone transfer.

WHAT IS THE TIMING OF TRANSACTIONS UNDER THE POLICY?

         Planned premium payments and unplanned premium payments which do not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the subaccounts of the Separate Account based on values at the end of the valuation period in which we receive the payment. A valuation period is the same as the valuation period of the shares of the funds held in subaccounts of the Separate Account (normally at 4:00 p.m. Eastern Time and ending at the close of the next succeeding business day of the New York Stock Exchange). Loan, partial surrender and full surrender transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. Death benefits will be based on values as of the date of death.

         We will ordinarily pay the death benefit, loan proceeds and partial or full surrender proceeds, within seven days after receipt at our office of all the documents required for completion of the transaction.

         Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

HOW DOES PENN MUTUAL COMMUNICATE WITH ME?

         At least each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated your policy value, as required by the 1940 Act. In addition, when you pay premiums, or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you. Information on Dollar Cost Averaging, Automatic Asset Rebalancing, and pre-authorized check payments will be confirmed on a quarterly statement.

DO I HAVE THE RIGHT TO CANCEL THE POLICY?

         You have the right to cancel your Policy within 10 days after you receive it (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of your policy value as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

         In some states, you will receive a refund of any premiums you have paid. In these states money held under your Policy will be allocated to the Penn Series Money Market investment option during the "free look" period. At the end of the period, the money will be transferred to the investment options you have chosen.


                     THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We issue and sell life insurance and annuity in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.


                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

         We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

         Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners.

         Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

         If investment in shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.


                      VOTING SHARES OF THE INVESTMENT FUNDS

         We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

         To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

         We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                              INDEPENDENT AUDITORS

         Ernst & Young, LLP serves as independent auditors for The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

                                  LEGAL MATTERS

         Morgan, Lewis & Bockius LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.


                              FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear in a statement of addition information, which may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

-------------------------------------------------------------------------------
APPENDIX A

-------------------------------------------------------------------------------

                         SAMPLE MINIMUM INITIAL PREMIUMS

     The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

-----------------------------------------------------------------------------
   ISSUE AGE                                                 MINIMUM INITIAL
   OF INSURED       SEX OF INSURED      BASE DEATH BENEFIT       PREMIUM
-----------------------------------------------------------------------------
      25                 M                  $50,000               $303
-----------------------------------------------------------------------------
      30                 F                  $75,000               $426
-----------------------------------------------------------------------------
      35                 M                  $75,000               $484
-----------------------------------------------------------------------------
      40                 F                  $100,000              $712
-----------------------------------------------------------------------------
      45                 M                  $100,000              $897
-----------------------------------------------------------------------------
      50                 F                  $100,000             $1,018
-----------------------------------------------------------------------------
      55                 M                  $100,000             $1,369
-----------------------------------------------------------------------------
      60                 F                  $75,000              $1,227
-----------------------------------------------------------------------------
      65                 M                  $75,000              $1,941
-----------------------------------------------------------------------------
      70                 F                  $50,000              $1,593
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
APPENDIX B

-------------------------------------------------------------------------------------------------------------------

                    APPLICABLE PERCENTAGES UNDER THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                    ---------------------------------------------------------------------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
     AGE         %         AGE        %         AGE         %           AGE            %         AGE         %
  --------      ----     --------    ----     --------     ----      ---------        ----     --------     ----
    0-40        250%        51       178%        62        126%          73           109%        84        105%
     41         243%        52       171%        63        124%          74           107%        85        105%
     42         236%        53       164%        64        122%          75           105%        86        105%
     43         229%        54       157%        65        120%          76           105%        87        105%
     44         222%        55       150%        66        119%          77           105%        88        105%
     45         215%        56       146%        67        118%          78           105%        89        105%
     46         209%        57       142%        68        117%          79           105%        90        105%
     47         203%        58       138%        69        116%          80           105%        91        104%
     48         197%        59       134%        70        115%          81           105%        92        103%
     49         191%        60       130%        71        113%          82           105%        93        102%
     50         185%        61       128%        72        111%          83           105%       94-99      101%

                         SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                         --------------------------------------------------------------------

                                                   MALE NON-TOBACCO
                                                   ----------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
     AGE         %         AGE        %         AGE         %           AGE            %         AGE         %
  --------      ----     --------    ----     --------     ----      ---------        ----     --------     ----
    0-19         N/A        36     417.61%       53       240.32%       69           156.24%      85       119.81%
     20        699.48%      37     403.76%       54       233.12%       70           152.83%      86       118.55%
     21        679.26%      38     390.40%       55       226.22%       71           149.57%      87       117.38%
     22        659.36%      39     377.52%       56       219.61%       72           146.49%      88       116.28%
     23        639.73%      40     365.11%       57       213.30%       73           143.58%      89       115.23%
     24        620.39%      41     353.15%       58       207.25%       74           140.85%      90       114.21%
     25        601.33%      42     341.65%       59       201.45%       75           138.30%      91       113.20%
     26        582.53%      43     330.57%       60       195.91%       76           135.91%      92       112.17%
     27        564.06%      44     319.91%       61       190.60%       77           133.67%      93       111.08%
     28        545.97%      45     309.63%       62       185.53%       78           131.57%      94       109.92%
     29        528.29%      46     299.75%       63       180.70%       79           129.58%      95       108.65%
     30        511.04%      47     290.24%       64       176.09%       80           127.70%      96       107.27%
     31        494.24%      48     281.10%       65       171.71%       81           125.91%      97       105.80%
     32        477.93%      49     272.29%       66       167.55%       82           124.22%      98       104.25%
     33        462.11%      50     263.82%       67       163.60%       83           122.64%      99       102.60%
     34        446.78%      51     255.67%       68       159.83%       84           121.17%     100       100.00%
     35        431.94%      52     247.84%

                                                FEMALE NON-TOBACCO
                                                ------------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
     AGE         %         AGE        %         AGE         %           AGE            %         AGE         %
  --------      ----     --------    ----     --------     ----      ---------        ----     --------     ----
    0-19         N/A        36      468.31%      53       270.97%       69       171.23%        85       122.77%
     20        796.54%      37      452.83%      54       262.85%       70       166.87%        86       121.08%
     21        771.20%      38      437.93%      55       255.03%       71       162.66%        87       119.50%
     22        746.54%      39      423.58%      56       247.50%       72       158.63%        88       118.03%
     23        722.57%      40      409.78%      57       240.24%       73       154.80%        89       116.64%
     24        699.24%      41      396.51%      58       233.24%       74       151.16%        90       115.32%
     25        676.63%      42      383.77%      59       226.46%       75       147.74%        91       114.03%
     26        654.62%      43      371.51%      60       219.89%       76       144.52%        92       112.76%
     27        633.28%      44      359.71%      61       213.54%       77       141.49%        93       111.49%
     28        612.56%      45      348.34%      62       207.41%       78       138.64%        94       110.17%
     29        592.47%      46      337.38%      63       201.52%       79       135.95%        95       108.79%
     30        572.99%      47      326.82%      64       195.89%       80       133.39%        96       107.34%
     31        554.12%      48      316.63%      65       190.51%       81       130.98%        97       105.82%
     32        535.83%      49      306.81%      66       185.37%       82       128.71%        98       104.26%
     33        518.10%      50      297.34%      67       180.47%       83       126.58%        99       102.60%
     34        500.93%      51      288.22%      68       175.76%       84       124.60%       100       100.00%
     35        484.36%      52      279.43%


                       SAMPLE APPLICABLE PERCENTAGES UNDER THE CASH VALUE ACCUMULATION TEST
                       --------------------------------------------------------------------

                                                     MALE TOBACCO
                                                     ------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
     AGE         %         AGE        %         AGE         %           AGE            %         AGE         %
  --------      ----     --------    ----     --------     ----      ---------        ----     --------     ----
    0-19         N/A      36       342.96%       53       206.34%       69           144.93%      85       118.30%
     20        567.36%    37       331.98%       54       201.00%       70           142.45%      86       117.35%
     21        551.35%    38       321.41%       55       195.91%       71           140.09%      87       116.44%
     22        535.65%    39       311.26%       56       191.05%       72           137.84%      88       115.56%
     23        520.14%    40       301.52%       57       186.43%       73           135.71%      89       114.71%
     24        504.81%    41       292.18%       58       182.01%       74           133.71%      90       113.85%
     25        489.67%    42       283.23%       59       177.78%       75           131.84%      91       112.97%
     26        474.70%    43       274.66%       60       173.72%       76           130.10%      92       112.04%
     27        459.94%    44       266.46%       61       169.84%       77           128.48%      93       111.02%
     28        445.46%    45       258.59%       62       166.14%       78           126.96%      94       109.89%
     29        431.30%    46       251.07%       63       162.61%       79           125.52%      95       108.65%
     30        417.48%    47       243.85%       64       159.26%       80           124.15%      96       107.27%
     31        404.05%    48       236.93%       65       156.08%       81           122.84%      97       105.80%
     32        391.02%    49       230.29%       66       153.08%       82           121.59%      98       104.25%
     33        378.39%    50       223.92%       67       150.23%       83           120.42%      99       102.60%
     34        366.17%    51       217.79%       68       147.52%       84           119.32%     100       100.00%
     35        354.36%    52       211.94%


                                                   FEMALE TOBACCO
                                                   --------------

  ATTAINED               ATTAINED             ATTAINED                ATTAINED                 ATTAINED
     AGE         %         AGE        %         AGE         %           AGE            %         AGE         %
  --------      ----     --------    ----     --------     ----      ---------        ----     --------     ----
    0-19         N/A       36       413.45%     53       247.46%         69         163.93%      85       121.86%
     20        700.22%     37       400.10%     54       240.74%         70         160.19%      86       120.34%
     21        677.90%     38       387.29%     55       234.28%         71         156.56%      87       118.94%
     22        656.20%     39       375.01%     56       228.06%         72         153.07%      88       117.61%
     23        635.13%     40       363.24%     57       222.06%         73         149.74%      89       116.35%
     24        614.65%     41       351.98%     58       216.25%         74         146.59%      90       125.11%
     25        594.81%     42       341.22%     59       210.60%         75         143.63%      91       113.90%
     26        575.52%     43       330.93%     60       205.10%         76         140.85%      92       112.70%
     27        556.84%     44       321.06%     61       199.75%         77         138.24%      93       111.46%
     28        538.74%     45       311.58%     62       194.58%         78         135.78%      94       110.17%
     29        521.19%     46       302.46%     63       189.59%         79         133.44%      95       108.79%
     30        504.21%     47       293.69%     64       184.82%         80         131.22%      96       107.34%
     31        487.80%     48       285.25%     65       180.27%         81         129.11%      97       105.82%
     32        471.91%     49       277.11%     66       175.93%         82         127.12%      98       104.26%
     33        456.54%     50       269.27%     67       171.78%         83         125.23%      99       102.60%
     34        441.67%     51       261.73%     68       167.79%         84         123.48%     100       100.00%
     35        427.33%     52       254.46%

-------------------------------------------------------------------------------------------------------------------
APPENDIX C

-------------------------------------------------------------------------------------------------------------------

                                     MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                    CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT

                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.07             0.06             0.06            0.07             0.06             0.06
       10               0.07             0.06             0.06            0.07             0.06             0.06
       15               0.08             0.07             0.08            0.08             0.07             0.08
       20               0.07             0.07             0.07            0.09             0.08             0.09
       25               0.08             0.08             0.08            0.10             0.09             0.10
       30               0.09             0.09             0.09            0.11             0.10             0.11
       35               0.10             0.09             0.10            0.12             0.10             0.12
       40               0.12             0.11             0.11            0.13             0.12             0.13
       45               0.13             0.12             0.13            0.14             0.13             0.14
       50               0.15             0.14             0.14            0.16             0.15             0.16
       55               0.16             0.15             0.16            0.18             0.16             0.18
       60               0.18             0.16             0.18            0.20             0.18             0.20
       65               0.20             0.17             0.19            0.22             0.20             0.22
       70               0.22             0.20             0.21            0.24             0.22             0.23
       75               0.23             0.22             0.23            0.25             0.23             0.25
       80               0.25             0.24             0.25            0.27             0.25             0.26
       85               0.27             0.25             0.27            0.28             0.26             0.28

Representative figures shown. For issue ages not listed, please ask your registered representative.

                                     MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                  GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT

                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.08             0.07             0.08            0.08             0.07             0.08
       10               0.08             0.07             0.08            0.08             0.07             0.08
       15               0.10             0.08             0.09            0.10             0.08             0.09
       20               0.08             0.07             0.08            0.10             0.08             0.10
       25               0.10             0.09             0.09            0.12             0.10             0.11
       30               0.10             0.09             0.10            0.13             0.10             0.13
       35               0.13             0.11             0.12            0.16             0.13             0.15
       40               0.15             0.13             0.14            0.19             0.15             0.18
       45               0.18             0.15             0.17            0.23             0.17             0.22
       50               0.22             0.18             0.21            0.28             0.21             0.27
       55               0.28             0.23             0.27            0.29             0.26             0.29
       60               0.29             0.28             0.29            0.29             0.29             0.29
       65               0.29             0.29             0.29            0.29             0.29             0.29
       70               0.29             0.29             0.29            0.29             0.29             0.29
       75               0.29             0.29             0.29            0.29             0.29             0.29
       80               0.29             0.29             0.29            0.29             0.29             0.29
       85               0.29             0.29             0.29            0.29             0.29             0.29

Representative figures shown. For issue ages not listed, please ask your registered representative.

-------------------------------------------------------------------------------------------------------------------
APPENDIX D

-------------------------------------------------------------------------------------------------------------------

                                     MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                                GUARANTEED RATES PER $1,000 OF TERM INSURANCE BENEFIT
                                            SUPPLEMENTAL TERM INSURANCE RIDER



                        NON-TOBACCO                                                  TOBACCO

    ISSUE AGE           MALE            FEMALE           UNISEX           MALE            FEMALE           UNISEX
        5               0.13             0.12             0.13            0.13             0.12             0.13
       10               0.13             0.12             0.13            0.13             0.12             0.13
       15               0.15             0.13             0.14            0.15             0.13             0.14
       20               0.13             0.12             0.13            0.15             0.13             0.15
       25               0.15             0.14             0.14            0.17             0.15             0.16
       30               0.15             0.14             0.15            0.18             0.15             0.18
       35               0.18             0.16             0.17            0.21             0.18             0.20
       40               0.20             0.18             0.19            0.24             0.20             0.23
       45               0.23             0.20             0.22            0.28             0.22             0.27
       50               0.27             0.23             0.26            0.33             0.26             0.32
       55               0.33             0.28             0.32            0.34             0.31             0.34
       60               0.34             0.33             0.34            0.34             0.34             0.34
       65               0.34             0.34             0.34            0.34             0.34             0.34
       70               0.34             0.34             0.34            0.34             0.34             0.34
       75               0.34             0.34             0.34            0.34             0.34             0.34
       80               0.34             0.34             0.34            0.34             0.34             0.34
       85               0.34             0.34             0.34            0.34             0.34             0.34

Representative figures shown. For issue ages not listed, please ask your registered representative.

                                [BACK COVER PAGE]



                       STATEMENT OF ADDITIONAL INFORMATION


         A free copy of a statement of additional information, dated May 1, 2003, which includes financial statements of Penn Mutual and the Separate Account, and additional information on Penn Mutual, the Separate Account and the Policy, may be obtained from The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

         In addition, you can also request, free of charge, a personalized illustration of death benefits, cash surrender values and cash values by contacting The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA, 19172. Or you can call toll-free at 1-800-523-0650.

         Information about the Penn Mutual Variable Life Account I, including the SAI, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) in person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information call 1-202-942-8090); (2) on-line: you may retrieve information from the Commission's web site at "http://www.sec.gov"; or (3) by mail: you may request documents, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to Securities Exchange Commission, Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102. To aid you in obtaining this information, Penn Mutual Variable Life Account I's Investment Company Act registration number is 33-54662.

                                     PART B

         INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         CORNERSTONE VUL II, III and IV

   each a flexible premium adjustable variable life insurance policy issued by

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               and funded through

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     The Penn Mutual Life Insurance Company

                             Philadelphia, PA 19172

                                  800-523-0650



                                   May 1, 2003

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with our Cornerstone VUL II, III and IV prospectuses dated May 1, 2003. A copy of the prospectus for a Policy is available, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group - C3P, Philadelphia, PA, 19172. Or, you may call, toll free, 1-800-523-0650.

                                Table of Contents


Federal Income Tax Considerations..............................................2

Sale of Policies...............................................................5

Performance Information........................................................6

Financial Statements...........................................................6

FEDERAL INCOME TAX CONSIDERATIONS

         The following summary provides a general description of the Federal income tax considerations associated with each Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

TAX STATUS OF EACH POLICY

         To qualify as a life insurance contract for federal income tax purposes, a Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of a Policy offered in this prospectus is not directly addressed by
Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that a Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

         If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

         Section 817(h) of the Code requires that the investments of each subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for a Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

         The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under Section 817(d), (relating to the definition of a variable contract), it will provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. It is possible that when such regulations or rulings are issued, the Contracts may need to be modified to comply with them.

IRC QUALIFICATION

         For a Policy to be treated as a life insurance contract under the Internal Revenue Code, it must pass one of two tests -- a cash value accumulation test or a guideline premium/cash value corridor test. At the time of issuance of a Policy, you choose which test you want to be applied. It may not thereafter be changed. If you do not choose the test to be applied to your Policy, the Guideline Premium/Cash Value Corridor Test will be applied.

         o Cash Value Accumulation Test - Under the terms of a Policy, the policy value may not at any time exceed the net single premium cost (at any such time) for the benefits promised under the Policy.

         o Guideline Premium/Cash Value Corridor Test - A Policy must at all times satisfy a guideline premium requirement AND a cash value corridor requirement. Under the GUIDELINE PREMIUM REQUIREMENT, the sum of the premiums paid under the policy may not at any time exceed the greater of the guideline single premium or the sum of the guideline level premiums, for the benefits promised under a Policy. Under the CASH VALUE CORRIDOR requirement, the death benefit at any time must be equal to or greater than the applicable percentage of policy value specified in the Internal Revenue Code.

         The Cash Value Accumulation Test does not limit the amount of premiums that may be paid under a Policy. If you desire to pay premiums in excess of those permitted under the Guideline Premium/Cash Value Corridor Test, you should consider electing to have your Policy qualify under the Cash Value Accumulation Test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in the policy value will generally be greater under the Cash Value Accumulation Test than under the Guideline Premium/Cash Value Corridor Test.

         The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid under a Policy. If you do not desire to pay premiums in excess of those permitted under Guideline Premium/Cash Value Corridor Test limitations, you should consider electing to have your Policy qualify under the Guideline Premium/Cash Value Corridor Test.

         The following discussion assumes that a Policy qualifies as a life insurance contract for federal income tax purposes.

         We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under a Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

MODIFIED ENDOWMENT CONTRACTS

         The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

         Due to a Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if a Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause a Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

         All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

         The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause a Policy to be treated as a modified endowment contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

           Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in a Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in a Policy) under rules prescribed in Section 7702.

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

         Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

POLICY LOAN INTEREST

         Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

INVESTMENT IN A POLICY

         Investment in a Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

TAX CONSEQUENCES OF THE GUARANTEED OPTION TO EXTEND MATURITY DATE

         The Guaranteed Option to Extend Maturity Date that we offer allows the Policy Owner to extend the original maturity date by 20 years. An extension of maturity could have adverse tax consequences. Before you exercise your rights under this option, you should consult with a competent tax advisor regarding the possible tax consequences of an extension of maturity.

OTHER TAX CONSIDERATIONS

         The transfer of a Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of a Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

         The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

SALE OF THE POLICIES

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies on a continuous basis. HTK, located at 600 Dresher Road, Suite 4C, Horsham, Pennsylvania 19044, was organized as a Pennsylvania corporation on March 13, 1969. The offering is on a continuous basis. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

         A Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. A Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 53.5% of first year premiums of sales (up to 50% for a VUL II policy), 3% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

         With respect to VUL IV Policies, for the period March 1, 2001 (first month Policy was offered) to December 31, 2001 and for the period ending December 31, 2002, __________ in underwriting commissions were paid to HTK.

         With respect to VUL III and II Policies, for the period ending December 31, 2002, 2001 and 2000, _____________ in underwriting commissions were paid to HTK.

         During its last fiscal year, Penn Mutual compensated HTK for its services as principal underwriter to the VUL IV policies, VUL III polices and VUL II policies in the amount of _____, ______ and _____, respectively.

PERFORMANCE INFORMATION

         We provide performance information for the investment funds offered as investment options under a Policy. The performance information for the funds reflect fund level fees and expenses only, and do not include Policy fees and charges.

FINANCIAL STATEMENTS

         The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

            [FINANCIAL STATEMENT WILL BE ADDED STARTING ON NEXT PAGE]

                                     PART C

                                OTHER INFORMATION

ITEM 27:  EXHIBITS

         (a)(1) Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

         (a)(2) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (b)      Not Applicable.

         (c)(1) Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

         (c)(2) Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

         (c)(3) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

         (c)(4) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1998 (Accession No. 0001036050-98-002055).

         (c)(5) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to
                  Exhibit 3(e) to Pre-Effective Amendment to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on November 30, 1999 (Accession No. 0001036050-98-002055).

         (c)(6) Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(1) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (VU-90(S)). Incorporated herein by reference to Exhibit A5(a) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(2) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Sex distinct) (VU-99(S)). Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(3) Specimen Flexible Premium Adjustable Variable Life Insurance Policy (Unisex) (VU-99(U)). Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(4) Additional Insured Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(b) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(5) Children's Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(c) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(6) Accidental Death Benefit Agreement Rider. Incorporated herein by reference to Exhibit A5(d) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(7) Disability Waiver of Monthly Deduction and Disability Monthly Premium Deposit Agreement Rider. Incorporated herein by reference to Exhibit A5(e) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(8) Disability Waiver of Monthly Deduction Agreement Rider. Incorporated herein by reference to Exhibit A5(f) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(9) Guaranteed Continuation of Policy Agreement Rider. Incorporated herein by reference to Exhibit A5(g) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(10) Guaranteed Option to Increase Specified Amount Agreement Rider. Incorporated herein by reference to Exhibit A5(h) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(11) Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(i) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(12) Flexible Premium Adjustable Variable Life Insurance Policy (revised) (VU-94(S)). Incorporated herein by reference to Exhibit A5(j) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(13) Flexible Periodic Supplemental Term Insurance Agreement Rider. Incorporated herein by reference to Exhibit A5(k) to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (d)(14) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(n) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(15) Option to Extend the Maturity Date. Incorporated herein by reference to Exhibit A5(o) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(16) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(p) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(17) Return of Premium Term Insurance Agreement. Incorporated herein by reference to Exhibit A5(q) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(18) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A5(r) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(19) Endorsement - Business Accounting Benefit (1707-01). Incorporated herein by reference to Exhibit A5(s) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No.
                  0000950116-99-000884).

         (d)(20) Endorsement - Cost of Insurance. Incorporated herein by reference to Exhibit A5(t) to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement filed on May 3, 1999 (Accession No. 0000950116-99-000884).

         (d)(21)  Flexible Premium Adjustable Variable Life Insurance Policy (VU
                  - 01(S)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(u) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

         (d)(22)  Flexible Premium Adjustable Variable Life Insurance Policy (VU
                  - 01(U)) (Cornerstone IV). Incorporated herein by reference to Exhibit A(5)(v) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

         (d)(23) Rider Supplemental Term Insurance Agreement (SLT - 01(S)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

         (d)(24) Rider Supplemental Term Insurance Agreement (SLT - 01(U)). Incorporated herein by reference to Exhibit A(5)(w) to the Form S-6 Registration Statement filed on January 8, 2001 (Accession No. 0000950116-01-000034).

         (e)(1) Application Form for Flexible Premium Adjustable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

         (e)(2) Supplemental Application Form for Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 30, 1999 (Accession No. 0000950116-99-000867).

         (f)(1) Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998(Accession No. 0001036050-98-001504).

         (f)(2) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

         (g)      Not Applicable.

         (h)(1) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

         (h)(2) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

         (h)(3) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. effective May 1, 2000). Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 22 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 2-77283) filed on April 29, 1997 (Accession No. 0001021408-97-000161).

         (h)(4) Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit A(8)(a) to Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-87276) filed on April 19, 2002 (Accession No. 0000950116-02-000799).

         (h)(5) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) filed on September 3, 1998 (Accession No. 0001036050-98-001504).

         (h)(6) Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 33-87276) of Penn Mutual Variable Life Account I filed on April 29, 1996. (Accession No. 0000950109-96-002471).
         (h)(7) Amendment to Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to this Form S-6 Registration Statement filed on April 30, 1997. (Accession No. 0000950109-97-003328).

         (i)      Not Applicable

         (j)      Not Applicable

         (k) Opinion and consent of Franklin L Best, Jr. Esq., Managing Corporate Counsel, The Penn Mutual Life Insurance Company, dated April 16, 2001, as to the legality of the securities being registered. Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Penn Mutual Variable Life Account I (File No. 33-54662) filed on April 18, 2001 (Accession No. 0000950116-01-000677).

         (l)      Not Applicable

         (m)      Not Applicable

         (n)      Consent of Ernst & Young, LLP. To be completed by Amendment.

         (o)      Not Applicable

         (p)      Not Applicable

         (q) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post-Effective Amendment No. 8 to this Form S-6 Registration Statement filed on April 30, 1999 (Accession No. 0000950116-99-000880).

         (r) Powers of Attorney of the Board of Trustees of the Penn Mutual Life Insurance Company. Incorporated herein by reference to
                  Exhibit 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500307) on June 1, 2001

ITEM 28:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

-------------------------------------------------------------------------------------------------------------------
NAME                                    POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Robert E. Chappell                      Chairman of the Board and Chief Executive Officer and Member of the Board
                                        of Trustees
-------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                         President and Chief Operating Officer and Member of the Board of Trustees
-------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie                         Executive Vice President and Chief Financial Officer
-------------------------------------------------------------------------------------------------------------------
John M. Albanese                        Executive Vice President, Systems and Service
-------------------------------------------------------------------------------------------------------------------
Larry L. Mast                           Executive Vice President, Sales and Marketing
-------------------------------------------------------------------------------------------------------------------
Peter M. Sherman                        Executive Vice President and Chief Investment Officer
-------------------------------------------------------------------------------------------------------------------
Bill D. Fife                            Senior Vice President, Independence Financial Network
-------------------------------------------------------------------------------------------------------------------
Ralph L. Crews                          Senior Vice President, Career Agency System
-------------------------------------------------------------------------------------------------------------------
Ann M. Strootman                        Vice President and Controller
-------------------------------------------------------------------------------------------------------------------
Frederick M. Rackovan                   Vice President, New Business
-------------------------------------------------------------------------------------------------------------------
Laura Ritzko                            Secretary
-------------------------------------------------------------------------------------------------------------------
Richard F. Plush                        Vice President and Actuary
-------------------------------------------------------------------------------------------------------------------
Frank J. Howell                         Vice President, Broker Dealer Network
-------------------------------------------------------------------------------------------------------------------
Steven M. Herzberg                      Assistant Vice President and Treasurer
-------------------------------------------------------------------------------------------------------------------

         The business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

         [ADD ADDITIONAL OFFICERS WHO ARE ENGAGED DIRECTLY OR INDIRECTLY IN ACTIVITIES RELATING TO THE SEPARATE ACCOUNT AND THE POLICIES.]

ITEM 29: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

          PENN MUTUAL LIFE INSURANCE COMPANY WHOLLY-OWNED SUBSIDIARIES


CORPORATION                                 PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-----------                                 ------------------                        ----------------------
The Penn Insurance and Annuity Company      Life Insurance and Annuities              Delaware

Independence Capital Management, Inc.       Investment Adviser                        Pennsylvania

Penn Janney Fund, Inc.                      Investments                               Pennsylvania

INDEPENDENCE SQUARE PROPERTIES, LLC         Holding Company                           Pennsylvania

The Pennsylvania Trust Company              Trust Company                             Pennsylvania




                       INDEPENDENCE SQUARE PROPERTIES, LLC
                            WHOLLY-OWNED SUBSIDIARIES


CORPORATION                                 PRINCIPAL BUSINESS                         STATE OF INCORPORATION
-----------                                 ------------------                         ----------------------
INDEPRO CORPORATION                        Real Estate Investment                      Delaware

WPI Investment Company                     Real Estate Investment                      Delaware

Hornor, Townsend & Kent, Inc.              Registered Broker-Dealer and Investment     Pennsylvania
                                           Adviser

JANNEY MONTGOMERY SCOTT LLC                Registered Broker-Dealer and Investment     Delaware
                                           Adviser



                          INDEPRO CORPORATION
                       WHOLLY-OWNED SUBSIDIARIES



CORPORATION                                 PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-----------                                 ------------------                        ----------------------
Indepro Property Fund I Corporation        Real Estate Investment                      Delaware

Indepro Property Fund II Corporation       Real Estate Investment                      Delaware

Commons One Corporation                    Real Estate Investment                      Delaware

West Hazleton, Inc.                        Real Estate Investment                      Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES



CORPORATION                                 PRINCIPAL BUSINESS                        STATE OF INCORPORATION
-----------                                 ------------------                        ----------------------
JMS Resources, Inc.                        Oil and Gas Development                     Pennsylvania

JMS Investor Services, Inc.                Insurance Sales                             Delaware


---------
1   Subsidiary files separate financial statements
2   Unconsolidated subsidiary included in group financial statements.
3   Financial statements not filed due to [______]



ITEM 30. INDEMNIFICATION

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorney's fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as
Exhibit 6(b) to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed September 3, 1998 (File No. 33-62811).

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31:  PRINCIPAL UNDERWRITERS

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

Daniel J. Toran, Chairman of the Board
Steven O. Miller, Director, President and Chief Executive Officer
John J. Gray, Director
Larry L. Mast, Director
Nina M. Mulrooney, Director and Assistant Vice President, Compliance Patricia L. Carbee, Assistant Vice President, Sales and Marketing
Joseph R. Englert, Vice President, Trading and Operations
Elizabeth A. Knoll, Assistant Treasurer
Franklin L. Best, Jr., Counsel
Laura M. Ritzko, Secretary
Eileen M. Tkacik, Auditor

The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania, 19103

The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania, 19044.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

                                          Net Underwriting
                                           Discounts and     Compensation ON        Brokerage             Other
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS         REDEMPTION         COMMISSIONS        COMPENSATION
-----------------------------             ----------------   ---------------       -----------        -------------
Hornor, Townsend & Kent, Inc.                    $0                 $0                  $0                 $0

ITEM 32:  LOCATION OF ACCOUNTS AND RECORDS

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

The Penn Mutual Life Insurance Company
600 Dresher Road
Horsham, Pennsylvania  19044

ITEM 33:  MANAGEMENT SERVICES

Not applicable.

ITEM 34:  FEE REPRESENTATION

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Horsham, and the State of Pennsylvania, on the 26th day of February, 2003.


                                      THE PENN MUTUAL LIFE INSURANCE COMPANY
                                      ON ITS BEHALF AND ON BEHALF OF
                                      PENN MUTUAL VARIABLE LIFE ACCOUNT I.

                                      By:  /s/ Robert E. Chappell
                                           -------------------------------------
                                           Robert E. Chappell
                                           Chairman of the Board of Trustees
                                           and Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to this Registration Statement has been signed below by the following persons in the capacities and on the 26th day of February, 2003.

SIGNATURE                                            TITLE
---------                                            -----

/s/ Robert E. Chappell                               Chairman of the Board of Trustees
--------------------------------                     and Chief Executive Officer
    Robert E. Chappell


/s/ Nancy S. Brodie                                  Executive Vice President
-------------------------------                      and Chief Financial Officer
     Nancy S. Brodie

*EDWARD G. BOEHNE                                    Trustee

*JULIA CHANG BLOCH                                   Trustee

*JOAN P. CARTER                                      Trustee

*PHILIP E. LIPPINCOTT                                Trustee

*JOHN F. McCAUGHAN                                   Trustee

*ALAN B. MILLER                                      Trustee

*EDMOND F. NOTEBAERT                                 Trustee

*ROBERT H. ROCK                                      Trustee

*DANIEL J. TORAN                                     Trustee

*WESLEY S. WILLIAMS, JR.                             Trustee

*By /s/ Robert E. Chappell
   ------------------------
      Robert E. Chappell, attorney-in-fact


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